UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
David James, Vice President and Senior Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1:  Shareholder Report

STATE STREET MASTER FUNDS

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.90	$0.30

Tax Free Money Market Portfolio	$1,000.00	$1,000.10	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,000.30	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,000.10	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,000.10	$0.35

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.50	$0.30

Tax Free Money Market Portfolio	$1,000.00	$1,024.30	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.45	$0.35

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized average weighted expense ratio as of June 30, 2013 was as follows:

Money Market Portfolio	0.06%
Tax Free Money Market Portfolio	0.10%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.07%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Certificates of Deposit	47.4%
Financial Company Commercial Paper	18.2
Government Agency Repurchase Agreements	14.4
Treasury Repurchase Agreements	8.5
Other Notes	7.0
Asset Backed Commercial Paper	4.5
Other Assets in Excess of Liabilities	0.0
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	17.0%
2-30 Days	31.2
31-60 Days	9.6
61-90 Days	16.5
Over 90 Days	25.7
Total	100.0%
Average days to maturity	34
Weighted average life	66

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 4.5%
Aspen Funding Corp.(a)(b)	0.243%	07/23/2013	07/23/2013	$100,000,000	$99,985,333
Cancara Asset Securitisation LLC(b)(c)	0.203%	09/06/2013	09/06/2013	60,000,000	59,977,667
Gemini Securitization Corp. LLC(a)(b)	0.240%	07/16/2013	07/16/2013	125,000,000	124,987,500
Gemini Securitization Corp. LLC(a)(b)	0.243%	07/23/2013	07/23/2013	100,000,000	99,985,333
Kells Funding LLC(b)(c)	0.233%	07/02/2013	07/02/2013	59,000,000	58,999,623
Kells Funding LLC(b)(c)	0.233%	07/02/2013	07/02/2013	50,000,000	49,999,681
Kells Funding LLC(b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,992,667
Kells Funding LLC(b)(c)	0.233%	08/02/2013	08/02/2013	100,000,000	99,979,555
Kells Funding LLC(b)(c)	0.230%	09/19/2013	09/19/2013	100,000,000	99,948,889
Kells Funding LLC(b)(c)	0.223%	09/20/2013	09/20/2013	150,000,000	149,925,750
Kells Funding LLC(b)(c)	0.220%	09/23/2013	09/23/2013	60,000,000	59,969,200
Kells Funding LLC(b)(c)	0.223%	09/25/2013	09/25/2013	65,000,000	64,965,839
Kells Funding LLC(b)(c)	0.223%	10/16/2013	10/16/2013	100,000,000	99,934,611
Newport Funding Corp.(a)(b)	0.243%	07/23/2013	07/23/2013	75,000,000	74,989,000
Northern Pines Funding LLC(b)(c)	0.250%	07/16/2013	07/16/2013	125,000,000	124,986,979
Northern Pines Funding LLC(b)(c)	0.243%	09/10/2013	09/10/2013	100,000,000	99,952,667
Versailles Commercial Paper LLC(a)(b)	0.183%	07/19/2013	07/19/2013	31,000,000	30,997,210

TOTAL ASSET BACKED COMMERCIAL PAPER					1,449,577,504

FINANCIAL COMPANY COMMERCIAL PAPER – 18.2%
Australia & New Zealand and Banking Group(a)(b)	0.213%	07/01/2013	07/01/2013	180,000,000	180,000,000
BNP Paribas(b)	0.366%	07/11/2013	07/11/2013	197,000,000	196,980,300
Caisse des Depots et Consignations(b)(c)	0.238%	07/08/2013	07/08/2013	300,000,000	299,986,292
Caisse des Depots et Consignations(b)(c)	0.238%	07/12/2013	07/12/2013	125,000,000	124,991,024
Caisse des Depots et Consignations(b)(c)	0.237%	08/06/2013	08/06/2013	335,000,000	334,921,275
Caisse des Depots et Consignations(b)(c)	0.213%	08/23/2013	08/23/2013	280,000,000	279,913,433
Caisse des Depots et Consignations(b)(c)	0.220%	09/03/2013	09/03/2013	112,000,000	111,956,196
Caisse des Depots et Consignations(b)(c)	0.218%	09/11/2013	09/11/2013	255,000,000	254,890,350
Collateralized Commercial Paper Co. LLC(b)(c)	0.345%	07/08/2013	07/08/2013	50,000,000	49,996,694
Collateralized Commercial Paper Co. LLC(b)	0.305%	07/29/2013	07/29/2013	325,000,000	324,924,167
Collateralized Commercial Paper Co. LLC(b)	0.270%	11/14/2013	11/14/2013	241,000,000	240,754,180
Collateralized Commercial Paper Co. LLC(b)(c)	0.270%	11/14/2013	11/14/2013	99,000,000	98,899,020
Collateralized Commercial Paper Co. LLC(b)	0.274%	11/18/2013	11/18/2013	220,000,000	219,769,000
Commonwealth Bank of Australia(a)(b)	0.172%	08/29/2013	08/29/2013	47,000,000	46,986,905
DNB Bank ASA(a)(d)	0.339%	07/05/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp.(b)	0.203%	07/02/2013	07/02/2013	54,000,000	53,999,700

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
General Electric Capital Corp.(b)	0.203%	07/03/2013	07/03/2013	$54,000,000	$53,999,400
General Electric Capital Corp.(b)	0.223%	07/30/2013	07/30/2013	45,000,000	44,992,025
General Electric Capital Corp.(b)	0.223%	07/31/2013	07/31/2013	183,000,000	182,966,450
HSBC Bank PLC(a)(d)	0.329%	07/09/2013	07/09/2013	95,000,000	95,000,000
HSBC Bank PLC(a)(d)	0.323%	08/05/2013	02/05/2014	63,000,000	62,996,579
HSBC Bank PLC(a)(d)	0.323%	08/07/2013	02/07/2014	42,000,000	41,999,491
National Australia Funding(a)(b)	0.172%	08/30/2013	08/30/2013	340,000,000	339,903,667
Nationwide Building Society(a)(b)	0.233%	07/05/2013	07/05/2013	80,000,000	79,997,956
Nordea Bank AB(b)	0.213%	08/01/2013	08/01/2013	140,000,000	139,974,683
Nordea Bank AB(b)	0.203%	09/20/2013	09/20/2013	224,000,000	223,899,200
Nordea Bank AB(a)(b)	0.199%	10/04/2013	10/04/2013	150,000,000	149,922,813
Nordea Bank AB(a)(b)	0.198%	10/07/2013	10/07/2013	295,000,000	294,843,404
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	08/23/2013	08/23/2013	269,000,000	268,900,993
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	08/27/2013	08/27/2013	201,000,000	200,920,438
Sumitomo Mitsui Banking Corp.(a)(b)	0.233%	09/03/2013	09/03/2013	100,000,000	99,959,111
Westpac Banking Corp.(a)(d)	0.330%	07/08/2013	01/06/2014	250,000,000	249,995,432
Westpac Banking Corp.(a)(d)	0.326%	07/22/2013	01/21/2014	130,000,000	130,000,000
Westpac Banking Corp.(a)(d)	0.325%	07/24/2013	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,904,240,178

CERTIFICATES OF DEPOSIT – 47.4%
Bank of Montreal(b)	0.180%	09/05/2013	09/05/2013	280,000,000	280,000,000
Bank of Montreal(d)	0.263%	07/18/2013	12/13/2013	325,000,000	325,000,000
Bank of Nova Scotia(d)	0.263%	07/08/2013	12/03/2013	335,000,000	335,000,000
Bank of Tokyo - Mitsubishi(b)	0.240%	07/03/2013	07/03/2013	600,000,000	600,000,000
Bank of Tokyo - Mitsubishi(b)	0.200%	09/04/2013	09/04/2013	300,000,000	300,000,000
Bank of Tokyo - Mitsubishi(b)	0.230%	10/15/2013	10/15/2013	500,000,000	500,000,000
Barclays Bank(d)	0.404%	07/03/2013	09/03/2013	200,000,000	200,000,000
Barclays Bank(d)	0.302%	07/15/2013	12/13/2013	500,000,000	500,000,000
BNP Paribas(b)	0.360%	07/11/2013	07/11/2013	197,000,000	197,000,000
Branch Banking & Trust(b)	0.190%	09/23/2013	09/23/2013	163,000,000	163,000,000
Branch Banking & Trust(b)	0.190%	09/24/2013	09/24/2013	230,000,000	230,000,000
Canadian Imperial Bank of Commerce(d)	0.294%	07/05/2013	12/03/2013	195,000,000	195,000,000
Credit Suisse(b)	0.250%	07/05/2013	07/05/2013	250,000,000	250,000,000
Credit Suisse(d)	0.244%	07/05/2013	08/05/2013	250,000,000	250,000,000
Credit Suisse(d)	0.253%	07/09/2013	09/09/2013	235,000,000	235,000,000
Deutsche Bank AG(b)	0.255%	09/27/2013	09/27/2013	175,000,000	175,000,000
Deutsche Bank AG(b)	0.280%	10/30/2013	10/30/2013	400,000,000	400,000,000
ING Bank NV(b)	0.290%	08/02/2013	08/02/2013	350,000,000	350,000,000
ING Bank NV(b)	0.290%	08/05/2013	08/05/2013	372,000,000	372,000,000
ING Bank NV(b)	0.270%	09/25/2013	09/25/2013	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
ING Bank NV(b)	0.260%	10/15/2013	10/15/2013	$400,000,000	$400,000,000
Lloyds TSB Bank(b)	0.210%	07/05/2013	07/05/2013	600,000,000	600,000,000
National Australia Bank Ltd.	0.291%	09/30/2013	09/30/2013	300,000,000	300,000,000
National Australia Bank Ltd.(d)	0.295%	07/30/2013	09/30/2013	300,000,000	300,000,000
Nordea Bank AB(d)	0.278%	07/17/2013	01/17/2014	200,000,000	200,000,000
Norinchukin Bank(b)	0.160%	07/18/2013	07/18/2013	500,000,000	500,000,000
Norinchukin Bank(b)	0.160%	07/19/2013	07/19/2013	700,000,000	700,000,000
Norinchukin Bank(b)	0.160%	07/29/2013	07/29/2013	200,000,000	200,000,000
Rabobank Nederland NV	0.346%	07/25/2013	07/25/2013	65,000,000	65,000,000
Rabobank Nederland NV	0.356%	07/25/2013	07/25/2013	165,000,000	165,000,000
Rabobank Nederland NV(d)	0.309%	07/09/2013	10/09/2013	200,000,000	200,000,000
Rabobank Nederland NV(d)	0.360%	07/08/2013	01/06/2014	300,000,000	299,995,235
Rabobank Nederland NV(d)	0.334%	09/06/2013	03/06/2014	380,000,000	380,000,000
Royal Bank of Canada	0.325%	08/12/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada	0.323%	08/27/2013	08/27/2013	67,500,000	67,500,000
Royal Bank of Canada(d)	0.313%	07/09/2013	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada(d)	0.313%	07/16/2013	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(d)	0.319%	07/05/2013	12/27/2013	385,000,000	385,000,000
Sumitomo Mitsui Banking Corp.(b)	0.230%	09/05/2013	09/05/2013	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.(b)	0.230%	09/06/2013	09/06/2013	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(b)	0.240%	09/13/2013	09/13/2013	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	09/23/2013	09/23/2013	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.255%	07/08/2013	07/08/2013	161,000,000	161,000,157
Svenska Handelsbanken AB(b)	0.255%	07/15/2013	07/15/2013	154,000,000	154,000,097
Svenska Handelsbanken AB(b)	0.225%	08/01/2013	08/01/2013	345,000,000	345,001,484
Svenska Handelsbanken AB(b)	0.220%	08/02/2013	08/02/2013	100,000,000	100,000,000
Swedbank AB(d)	0.364%	07/05/2013	11/05/2013	278,000,000	278,000,000
Toronto Dominion Bank(b)	0.180%	07/22/2013	07/22/2013	450,000,000	450,000,000
Toronto Dominion Bank(b)	0.170%	09/17/2013	09/17/2013	500,000,000	500,000,000
UBS AG(b)	0.260%	07/09/2013	07/09/2013	300,000,000	300,000,000
UBS AG(d)	0.275%	07/31/2013	10/28/2013	270,000,000	270,000,000
Westpac Banking Corp.(d)	0.328%	07/17/2013	01/17/2014	155,000,000	154,995,754

TOTAL CERTIFICATES OF DEPOSIT					15,347,892,727

OTHER NOTES – 7.0%
Bank of America NA(b)	0.280%	07/01/2013	07/01/2013	315,000,000	315,000,000
Bank of America NA(b)	0.270%	07/11/2013	07/11/2013	300,000,000	300,000,000
Barclays Bank PLC/Cayman(b)	0.030%	07/01/2013	07/01/2013	200,000,000	200,000,000
JPMorgan Chase Bank NA(d)	0.355%	09/09/2013	07/07/2014	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.356%	07/22/2013	07/22/2014	175,000,000	175,000,000
Natixis(b)	0.050%	07/01/2013	07/01/2013	146,723,000	146,723,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES – (continued)
Societe Generale(b)	0.080%	07/01/2013	07/01/2013	$433,952,000	$433,952,000
Svenska Handelsbanken AB(c)(d)	0.284%	07/29/2013	12/27/2013	180,000,000	180,000,000
Toyota Motor Credit Corp.	0.324%	09/09/2013	09/09/2013	45,860,000	45,860,000
Wells Fargo Bank NA(d)	0.332%	07/22/2013	06/20/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,283,535,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 14.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by a Federal Farm Credit Bank, 0.500% due 06/23/2015, Federal Home Loan Banks, 1.000% – 4.750% due 10/28/2013 – 06/09/2017, Federal Home Loan Mortgage Corporations, 1.000% – 3.000% due 10/13/2015 – 05/23/2028, and Federal National Mortgage Associations, 0.500% – 4.625% due 10/15/2014 – 09/27/2032, valued at $102,000,154); expected proceeds $100,000,389	0.020%	07/03/2013	07/03/2013	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 11/01/2017 – 09/01/2042, Federal National Mortgage Associations, 2.000% – 6.000% due 02/01/2019 – 05/01/2043, and Government National Mortgage Associations, 3.000% – 5.000% due 05/15/2035 – 05/15/2043, valued at $306,000,001); expected proceeds $300,019,833	0.070%	07/02/2013	07/02/2013	300,000,000	300,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.693% – 4.500% due 03/01/2026 – 10/15/2042, Federal National Mortgage Associations, 3.000% – 4.000% due 06/25/2038 – 05/01/2040, and Government National Mortgage Associations, 2.000% – 5.500% due 09/15/2024 – 06/15/2043, valued at $380,460,000); expected proceeds $373,004,973	0.060%	07/05/2013	07/05/2013	$373,000,000	$373,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 04/15/2033 – 06/15/2043, Federal National Mortgage Associations, 1.500% – 4.000% due 12/25/2030 – 07/25/2043, and Government National Mortgage Associations, 2.500% – 4.500% due 02/15/2039 – 05/20/2043, valued at $311,100,000); expected proceeds $305,003,558	0.140%	07/01/2013	07/01/2013	305,000,000	305,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 09/01/2042, and Federal National Mortgage Associations, 2.500% due 08/01/2027 – 12/01/2027, valued at $490,620,000); expected proceeds $481,005,612	0.140%	07/01/2013	07/01/2013	481,000,000	481,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 10/01/2041, and Federal National Mortgage Associations, 5.000% due 04/01/2038 – 07/01/2040, valued at $420,240,000); expected proceeds $412,003,777	0.110%	07/01/2013	07/01/2013	412,000,000	412,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 04/01/2026 – 07/01/2043, and Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2027 – 02/01/2049, valued at $545,700,000); expected proceeds $535,007,282	0.070%	07/01/2013	07/01/2013	$535,000,000	$535,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.500% due 07/01/2022 – 06/01/2043, and Federal National Mortgage Associations, 2.500% – 8.000% due 12/01/2026 – 06/01/2043, valued at $255,000,001); expected proceeds $250,003,403	0.070%	07/02/2013	07/02/2013	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2022 – 07/01/2043, and Federal National Mortgage Associations, 2.500% – 6.500% due 06/01/2022 – 01/01/2048, valued at $229,500,000); expected proceeds $225,003,063	0.070%	07/03/2013	07/03/2013	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% – 6.500% due 06/01/2026 – 06/01/2043, and Federal National Mortgage Associations, 2.500% – 6.000% due 03/01/2021 – 07/01/2043, valued at $408,000,000); expected proceeds $400,004,667	0.060%	07/05/2013	07/05/2013	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 7.500% due 03/01/2015 – 06/01/2043, valued at $34,683,647); expected proceeds $34,000,425	0.150%	07/01/2013	07/01/2013	$34,000,000	$34,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2020 – 06/01/2043, valued at $382,500,001); expected proceeds $375,004,688	0.150%	07/01/2013	07/01/2013	375,000,000	375,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% due 03/01/2028, Federal National Mortgage Associations, 2.500% – 4.500% due 07/01/2027 – 05/01/2043, and a Government National Mortgage Association, 2.000% due 02/20/2040, valued at $153,239,765); expected proceeds $150,001,458	0.050%	07/02/2013	07/02/2013	150,000,000	150,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by a Federal Home Loan Bank, 0.000% due 05/15/2023, Federal Home Loan Mortgage Corporations, 2.000% – 9.300% due 04/15/2020 – 04/15/2043, Federal National Mortgage Associations, 2.000% – 10.090% due 06/25/2018 – 06/01/2043, and Government National Mortgage Associations, 2.000% – 6.500% due 09/16/2026 – 10/16/2042, valued at $291,923,710); expected proceeds $285,002,375	0.050%	07/03/2013	07/03/2013	285,000,000	285,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.600% due 11/15/2020 – 04/01/2043, and Federal National Mortgage Associations, 2.500% – 5.000% due 09/01/2018 – 04/01/2043, valued at $56,408,925); expected proceeds $55,000,642	0.140%	07/01/2013	07/01/2013	$55,000,000	$55,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 1.125% due 02/27/2014, Federal Home Loan Mortgage Corporations, 0.000% – 5.500% due 07/09/2013 – 04/01/2043, and Federal National Mortgage Associations, 1.250% – 4.625% due 10/15/2014 – 02/01/2042, valued at $382,500,001); expected proceeds $375,003,438	0.110%	07/01/2013	07/01/2013	375,000,000	375,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,655,000,000

TREASURY REPURCHASE AGREEMENTS – 8.5%
Agreement with Barclays Capital, Inc., dated 06/28/2013 (collateralized by a U.S. Treasury Note, 0.625% due 11/30/2017, valued at $1,275,115,120); expected proceeds $1,250,010,417	0.100%	07/01/2013	07/01/2013	1,250,000,000	1,250,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Notes, 3.250% – 5.125% due 05/15/2016 – 06/30/2016, valued at $153,003,139); expected proceeds $150,000,875	0.030%	07/02/2013	07/02/2013	150,000,000	150,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.625% due 08/15/2022, valued at $76,500,000); expected proceeds $75,001,563	0.250%	07/01/2013	07/01/2013	75,000,000	75,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2018 – 02/15/2019, valued at $127,501,026); expected proceeds $125,000,729	0.030%	07/02/2013	07/02/2013	$125,000,000	$125,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2013 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2013 – 05/15/2023, valued at $204,004,342); expected proceeds $200,000,778	0.020%	07/03/2013	07/03/2013	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Cash, a U.S. Treasury Bond, 4.250% due 11/15/2040, a U.S. Treasury Bill, 0.000% due 08/01/2013, and a U.S. Treasury Note, 3.625% due 08/15/2019, valued at $25,035,126); expected proceeds $25,000,313	0.150%	07/01/2013	07/01/2013	25,000,000	25,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% – 1.250% due 08/31/2015 – 11/15/2021, valued at $229,500,042); expected proceeds $225,001,313	0.030%	07/02/2013	07/02/2013	225,000,000	225,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.000% – 2.250% due 11/30/2017 – 11/15/2021, valued at $210,120,015); expected proceeds $206,004,807	0.120%	07/05/2013	07/05/2013	206,000,000	206,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.750% – 3.250% due 07/31/2016 – 03/31/2018, valued at $102,000,070); expected proceeds $100,000,250	0.030%	07/01/2013	07/01/2013	100,000,000	100,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 2.250% – 5.375% due 12/31/2014 – 02/15/2031, valued at $204,000,111); expected proceeds $200,002,333	0.060%	07/05/2013	07/05/2013	$200,000,000	$200,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 1.500% due 12/31/2013, valued at $140,763,353); expected proceeds $138,001,150	0.100%	07/01/2013	07/01/2013	138,000,000	138,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.750%, due 05/15/2023, valued at $76,500,052); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,769,000,000

TOTAL INVESTMENTS(e) – 100.0%					32,409,245,409
Other Assets in Excess of Liabilities – 0.0%					4,677,905

NET ASSETS – 100.0%					$32,413,923,314

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,097,371,165 or 9.56% of net assets as of June 30, 2013.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,754,187,412 or 8.50 % of net assets as of June 30, 2013.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2013.

(e)

Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
General Obligations	19.1%
Education	19.0
Housing	16.9
Transportation	13.1
Cash/Money Market Fund	9.6
Health	7.1
Water	5.6
Pollution	4.2
Power	2.7
Industrial Revenue/Pollution Control Revenue	1.3
Development	1.1
Stadium	0.3
Other Assets in Excess of Liabilities	0.0
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	20.7%
2-30 Days	79.3
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	6
Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 90.4%
California – 6.4%
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.060%	07/05/2013	07/05/2013	$1,500,000	$1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.050%	07/05/2013	07/05/2013	5,000,000	5,000,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.060%	07/05/2013	07/05/2013	1,000,000	1,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-5, SPA: Royal Bank of Cananda(a)	0.050%	07/05/2013	07/05/2013	5,000,000	5,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-3, SPA: Wells Fargo Bank N.A.(a)	0.030%	07/01/2013	07/01/2013	2,725,000	2,725,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.040%	07/05/2013	07/05/2013	2,500,000	2,500,000

					17,725,000

Colorado – 8.6%
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series B, LOC: U.S. Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	2,580,000	2,580,000
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series C, LOC:Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	2,900,000	2,900,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.070%	07/05/2013	07/05/2013	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.070%	07/05/2013	07/05/2013	3,065,000	3,065,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.070%	07/05/2013	07/05/2013	7,750,000	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.070%	07/05/2013	07/05/2013	3,700,000	3,700,000

					23,885,000

Connecticut – 7.6%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.060%	07/05/2013	07/05/2013	6,100,000	6,100,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Subseries A-1, SPA: JP Morgan Chase Bank N.A.(a)	0.070%	07/01/2013	07/01/2013	$2,150,000	$2,150,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.070%	07/05/2013	07/05/2013	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.040%	07/05/2013	07/05/2013	8,000,000	8,000,000

					21,000,000

Delaware – 3.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	6,900,000	6,900,000
University of Delaware, Revenue Bonds, SPA: TD Bank N.A.(a)	0.050%	07/01/2013	07/01/2013	3,215,000	3,215,000

					10,115,000

Florida – 0.9%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.060%	07/05/2013	07/05/2013	2,415,000	2,415,000

Georgia – 1.3%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.080%	07/05/2013	07/05/2013	3,600,000	3,600,000

Indiana – 0.7%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.060%	07/05/2013	07/05/2013	2,000,000	2,000,000

Kansas – 4.7%
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.050%	07/05/2013	07/05/2013	6,000,000	6,000,000
Kansas State Department of Transportation, Revenue Bonds, Series C-2, SPA: JP Morgan Chase Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	7,000,000	7,000,000

					13,000,000

Maryland – 1.6%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.070%	07/05/2013	07/05/2013	3,670,000	3,670,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Maryland – (continued)
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.050%	07/05/2013	07/05/2013	$800,000	$800,000

					4,470,000

Massachusetts – 5.9%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	8,000,000	8,000,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS:Goverment Authority, SPA: Barclays Bank PLC(a)	0.050%	07/05/2013	07/05/2013	5,000,000	5,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	3,455,000	3,455,000

					16,455,000

Michigan – 2.4%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.020%	07/01/2013	07/01/2013	6,600,000	6,600,000

Minnesota – 1.7%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.070%	07/05/2013	07/05/2013	4,635,000	4,635,000

Missouri – 3.8%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08(a)	0.080%	07/05/2013	07/05/2013	6,385,000	6,385,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank(a)	0.050%	07/01/2013	07/01/2013	4,100,000	4,100,000

					10,485,000

New Hampshire – 3.8%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	07/05/2013	07/05/2013	5,375,000	5,375,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	07/05/2013	07/05/2013	5,155,000	5,155,000

					10,530,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New Jersey – 0.7%
Rutgers State University of New Jersey, Revenue Bonds, Series A, INS: Government of University, SPA: TD Bank N.A.(a)	0.050%	07/01/2013	07/01/2013	$2,045,000	$2,045,000

New York – 10.6%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C-3A, RMKT 10/28/10, LIQ: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.060%	07/05/2013	07/05/2013	4,000,000	4,000,000
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA(a)	0.050%	07/05/2013	07/05/2013	1,500,000	1,500,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-1, LOC: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	3,560,000	3,560,000
New York State Dormitory Authority Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	2,085,000	2,085,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	3,550,000	3,550,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	3,000,000	3,000,000

					29,525,000

North Carolina – 8.9%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	5,250,000	5,250,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	2,905,000	2,905,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	2,000,000	2,000,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	6,650,000	6,650,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.050%	07/05/2013	07/05/2013	3,000,000	3,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	$3,100,000	$3,100,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	1,800,000	1,800,000

					24,705,000

Ohio – 3.1%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	8,600,000	8,600,000

Oregon – 5.1%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.060%	07/05/2013	07/05/2013	6,100,000	6,100,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA:U.S. Bank N.A.(a)	0.060%	07/01/2013	07/01/2013	7,990,000	7,990,000

					14,090,000

Pennsylvania – 1.2%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	1,325,000	1,325,000
Geisinger Authority, Geisinger Health System, Revenue Bonds, Series C, SPA: TD Bank N.A.(a)	0.030%	07/01/2013	07/01/2013	2,000,000	2,000,000

					3,325,000

Rhode Island – 2.4%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.070%	07/05/2013	07/05/2013	6,645,000	6,645,000

Texas – 0.8%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	2,245,000	2,245,000

Washington – 3.5%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.060%	07/05/2013	07/05/2013	1,700,000	1,700,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Washington – (continued)
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.060%	07/05/2013	07/05/2013	$8,000,000	$8,000,000

					9,700,000

West Virginia – 1.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.060%	07/05/2013	07/05/2013	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					250,795,000

				Shares
INVESTMENT COMPANY – 9.6%
Dreyfus Tax Exempt Cash Management Fund(b)				26,579,267	26,579,267

TOTAL INVESTMENTS(c) – 100.0%					277,374,267
Other Assets in Excess of Liabilities – 0.0%					11,982

NET ASSETS – 100.0%					$277,386,249

(a)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2013.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Government Agency Debt	57.0%
Treasury Repurchase Agreements	21.7
Government Agency Repurchase Agreements	18.1
Treasury Debt	1.0
Other Assets in Excess of Liabilities	2.2
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	34.0%
2-30 Days	15.5
31-60 Days	10.8
61-90 Days	15.8
Over 90 Days	21.8
Total	97.9%
Average days to maturity	48
Weighted average life	56

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 57.0%
Federal Home Loan Bank(a)	0.133%	07/17/2013	07/17/2013	$148,000,000	$147,991,284
Federal Home Loan Bank(a)	0.070%	07/26/2013	07/26/2013	107,000,000	106,994,799
Federal Home Loan Bank(a)	0.070%	08/16/2013	08/16/2013	103,000,000	102,990,787
Federal Home Loan Bank(a)	0.145%	08/23/2013	08/23/2013	26,000,000	25,994,450
Federal Home Loan Bank(a)	0.140%	09/06/2013	09/06/2013	74,000,000	73,980,719
Federal Home Loan Bank(a)	0.140%	09/11/2013	09/11/2013	42,000,000	41,988,240
Federal Home Loan Bank(a)	0.090%	09/18/2013	09/18/2013	133,000,000	132,973,732
Federal Home Loan Bank(a)	0.100%	09/18/2013	09/18/2013	151,500,000	151,466,754
Federal Home Loan Bank(a)	0.133%	09/18/2013	09/18/2013	53,000,000	52,984,590
Federal Home Loan Bank(a)	0.120%	09/25/2013	09/25/2013	90,000,000	89,974,200
Federal Home Loan Bank(a)	0.129%	09/25/2013	09/25/2013	101,000,000	100,968,875
Federal Home Loan Bank(a)	0.135%	09/25/2013	09/25/2013	48,000,000	47,984,520
Federal Home Loan Bank(a)	0.115%	10/09/2013	10/09/2013	88,000,000	87,971,889
Federal Home Loan Bank(a)	0.116%	10/09/2013	10/09/2013	78,791,000	78,765,612
Federal Home Loan Bank(a)	0.110%	10/16/2013	10/16/2013	37,000,000	36,987,903
Federal Home Loan Bank(a)	0.110%	10/18/2013	10/18/2013	62,000,000	61,979,351
Federal Home Loan Bank(a)	0.100%	10/30/2013	10/30/2013	38,000,000	37,998,433
Federal Home Loan Bank(a)	0.100%	11/01/2013	11/01/2013	27,000,000	26,998,871
Federal Home Loan Bank(a)	0.110%	11/01/2013	11/01/2013	17,000,000	16,999,846
Federal Home Loan Bank(a)	0.100%	11/08/2013	11/08/2013	58,000,000	57,979,056
Federal Home Loan Bank(a)	0.100%	11/12/2013	11/12/2013	19,000,000	18,998,964
Federal Home Loan Bank(a)	0.100%	11/15/2013	11/15/2013	37,000,000	36,985,919
Federal Home Loan Bank(b)	0.123%	07/18/2013	02/18/2014	133,000,000	132,998,639
Federal Home Loan Bank(b)	0.144%	07/01/2013	04/01/2014	180,000,000	180,000,000
Federal Home Loan Mortgage Corp.(a)	0.130%	07/08/2013	07/08/2013	161,000,000	160,995,930
Federal Home Loan Mortgage Corp.(a)	0.126%	07/15/2013	07/15/2013	74,000,000	74,125,071
Federal Home Loan Mortgage Corp.(a)	0.070%	08/05/2013	08/05/2013	100,000,000	99,993,194
Federal Home Loan Mortgage Corp.(a)	0.150%	08/05/2013	08/05/2013	31,000,000	30,995,479
Federal Home Loan Mortgage Corp.(a)	0.149%	08/19/2013	08/19/2013	22,000,000	21,995,538
Federal Home Loan Mortgage Corp.(a)	0.120%	08/26/2013	08/26/2013	91,725,000	91,707,878
Federal Home Loan Mortgage Corp.(a)	0.149%	08/26/2013	08/26/2013	65,000,000	64,984,934
Federal Home Loan Mortgage Corp.(a)	0.143%	09/03/2013	09/03/2013	39,000,000	38,990,120
Federal Home Loan Mortgage Corp.(a)	0.140%	09/09/2013	09/09/2013	148,844,000	148,803,481
Federal Home Loan Mortgage Corp.(a)	0.080%	09/16/2013	09/16/2013	35,000,000	34,994,011
Federal Home Loan Mortgage Corp.(a)	0.100%	09/16/2013	09/16/2013	24,375,000	24,369,786
Federal Home Loan Mortgage Corp.(a)	0.130%	09/16/2013	09/16/2013	97,000,000	96,973,029
Federal Home Loan Mortgage Corp.(a)	0.070%	09/17/2013	09/17/2013	40,000,000	39,993,933
Federal Home Loan Mortgage Corp.(a)	0.110%	09/23/2013	09/23/2013	45,000,000	44,988,450
Federal Home Loan Mortgage Corp.(a)	0.130%	09/23/2013	09/23/2013	28,000,000	27,991,507
Federal Home Loan Mortgage Corp.(a)	0.114%	10/07/2013	10/07/2013	153,846,000	153,798,256
Federal Home Loan Mortgage Corp.(a)	0.100%	10/21/2013	10/21/2013	100,000,000	99,968,889

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.100%	10/28/2013	10/28/2013	$19,000,000	$18,993,719
Federal Home Loan Mortgage Corp.(a)	0.095%	11/04/2013	11/04/2013	48,563,000	48,546,853
Federal Home Loan Mortgage Corp.(a)	0.100%	11/04/2013	11/04/2013	11,000,000	10,996,150
Federal Home Loan Mortgage Corp.(a)	0.100%	11/04/2013	11/04/2013	39,226,000	39,212,271
Federal Home Loan Mortgage Corp.(a)	0.105%	11/05/2013	11/05/2013	80,000,000	79,970,367
Federal Home Loan Mortgage Corp.(a)	0.100%	11/26/2013	11/26/2013	29,000,000	28,988,078
Federal Home Loan Mortgage Corp.(a)	0.120%	01/07/2014	01/07/2014	90,000,000	89,943,000
Federal Home Loan Mortgage Corp.(a)	0.120%	01/14/2014	01/14/2014	45,875,000	45,844,875
Federal Home Loan Mortgage Corp.(a)	0.130%	01/14/2014	01/14/2014	60,000,000	59,957,317
Federal Home Loan Mortgage Corp.(a)	0.110%	01/21/2014	01/21/2014	45,000,000	44,971,950
Federal Home Loan Mortgage Corp.(a)	0.150%	01/23/2014	01/23/2014	19,556,000	19,539,214
Federal National Mortgage Assoc.(a)	0.130%	07/03/2013	07/03/2013	10,000,000	9,999,928
Federal National Mortgage Assoc.(a)	0.110%	07/10/2013	07/10/2013	60,000,000	59,998,350
Federal National Mortgage Assoc.(a)	0.110%	07/22/2013	07/22/2013	111,000,000	110,992,878
Federal National Mortgage Assoc.(a)	0.110%	07/22/2013	07/22/2013	41,000,000	40,997,369
Federal National Mortgage Assoc.(a)	0.110%	07/23/2013	07/23/2013	214,119,000	214,104,606
Federal National Mortgage Assoc.(a)	0.120%	08/01/2013	08/01/2013	25,000,000	24,997,417
Federal National Mortgage Assoc.(a)	0.070%	08/07/2013	08/07/2013	13,000,000	12,999,065
Federal National Mortgage Assoc.(a)	0.130%	08/07/2013	08/07/2013	99,637,000	99,623,687
Federal National Mortgage Assoc.(a)	0.070%	08/08/2013	08/08/2013	180,000,000	179,986,700
Federal National Mortgage Assoc.(a)	0.070%	08/15/2013	08/15/2013	16,000,000	15,998,600
Federal National Mortgage Assoc.(a)	0.120%	08/15/2013	08/15/2013	80,000,000	79,988,000
Federal National Mortgage Assoc.(a)	0.070%	08/22/2013	08/22/2013	94,000,000	93,990,496
Federal National Mortgage Assoc.(a)	0.125%	08/28/2013	08/28/2013	55,861,000	55,849,750
Federal National Mortgage Assoc.(a)	0.143%	08/28/2013	08/28/2013	30,000,000	29,993,113
Federal National Mortgage Assoc.(a)	0.150%	09/03/2013	09/03/2013	212,000,000	211,943,467
Federal National Mortgage Assoc.(a)	0.140%	09/04/2013	09/04/2013	13,000,000	12,996,714
Federal National Mortgage Assoc.(a)	0.140%	09/11/2013	09/11/2013	99,000,000	98,972,280
Federal National Mortgage Assoc.(a)	0.120%	09/25/2013	09/25/2013	35,000,000	34,989,967
Federal National Mortgage Assoc.(a)	0.115%	10/02/2013	10/02/2013	13,000,000	12,996,138
Federal National Mortgage Assoc.(a)	0.100%	10/30/2013	10/30/2013	48,000,000	47,983,867
Federal National Mortgage Assoc.(a)	0.095%	11/06/2013	11/06/2013	10,900,000	10,896,318
Federal National Mortgage Assoc.(a)	0.100%	11/06/2013	11/06/2013	28,000,000	27,990,044
Federal National Mortgage Assoc.(a)	0.100%	11/06/2013	11/06/2013	13,000,000	12,995,378
Federal National Mortgage Assoc.(a)	0.095%	11/13/2013	11/13/2013	42,000,000	41,985,037
Federal National Mortgage Assoc.(a)	0.100%	11/13/2013	11/13/2013	24,000,000	23,991,000
Federal National Mortgage Assoc.(a)	0.100%	11/20/2013	11/20/2013	59,000,000	58,976,728
Federal National Mortgage Assoc.(a)	0.100%	11/27/2013	11/27/2013	60,000,000	59,975,167
Federal National Mortgage Assoc.(a)	0.100%	01/13/2014	01/13/2014	176,875,000	176,778,701

TOTAL GOVERNMENT AGENCY DEBT					5,456,581,478

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 1.0%
U.S. Treasury Note(a)	0.102%	01/15/2014	01/15/2014	$29,000,000	$29,140,438
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	39,000,000	39,032,549
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	25,000,000	25,239,612

TOTAL TREASURY DEBT					93,412,599

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 18.1%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 0.000% due 06/03/2014, and Federal National Mortgage Associations, 0.000% – 3.000% due 12/02/2013 – 12/27/2027, valued at $122,402,504); expected proceeds $120,001,500	0.150%	07/01/2013	07/01/2013	120,000,000	120,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by a Federal Farm Credit Bank, 1.320% due 12/07/2016, Federal Home Loan Banks, 2.600% – 4.805% due 04/20/2015 – 08/20/2015, a Federal Home Loan Mortgage Corporation, 8.250% due 06/01/2016, and Federal National Mortgage Associations, 0.875% – 6.625% due 08/28/2017 – 11/15/2030, valued at $51,000,624); expected proceeds $50,000,194	0.020%	07/03/2013	07/03/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.875% – 5.625% due 01/15/2014 – 11/23/2035, valued at $98,940,941); expected proceeds $97,000,970	0.120%	07/01/2013	07/01/2013	97,000,000	97,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Farm Credit Banks, 0.000% – 7.010% due 07/22/2013 – 06/03/2033, Federal Home Loan Banks, 0.000% – 7.375% due 07/03/2013 – 07/15/2036, Federal Home Loan Mortgage Corporations, 0.000% – 5.625% due 07/01/2013 – 11/23/2035, Federal National Mortgage Associations, 0.000% – 7.125% due 07/12/2013 – 07/15/2037, a Financing Corporation Strip, 8.600% due 09/26/2019, and Resolution Funding Strips, 0.000% – 8.625% due 10/15/2019 – 01/15/2030, valued at $299,880,822); expected proceeds $294,002,940

	0.120%	07/01/2013	07/01/2013	$294,000,000	$294,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal Farm Credit Banks, 0.105% – 0.156% due 09/16/2013 – 03/05/2015, and Federal National Mortgage Associations, 0.000% – 6.625% due 01/02/2014 – 11/15/2030, valued at $76,502,994); expected proceeds $75,000,688	0.110%	07/01/2013	07/01/2013	75,000,000	75,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 0.000% due 10/24/2014, a Federal National Mortgage Association, 1.000% due 04/30/2018, and Tennessee Valley Authorities, 4.625% – 5.375% due 07/15/2033 – 09/15/2060, valued at $6,120,483); expected proceeds $6,000,090	0.180%	07/01/2013	07/01/2013	6,000,000	6,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal National Mortgage Association, 4.375% due 10/15/2015, valued at $187,680,881); expected proceeds $184,001,840	0.120%	07/01/2013	07/01/2013	184,000,000	184,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 1.250% – 3.750% due 05/12/2017 – 08/01/2019, and Federal National Mortgage Associations, 0.875% – 1.050% due 08/28/2017 – 11/15/2017, valued at $298,860,399); expected proceeds $293,003,174	0.130%	07/01/2013	07/01/2013	$293,000,000	$293,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Banks, 1.125% – 3.180% due 06/26/2017 – 11/26/2032, Federal Home Loan Mortgage Corporations, 0.000% – 0.420% due 08/12/2013 – 09/18/2015, and a U.S. Treasury Note, 1.000% due 03/31/2017, valued at $365,163,995); expected proceeds $358,003,282	0.110%	07/01/2013	07/01/2013	358,000,000	358,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 0.940% due 11/13/2017, Federal Home Loan Banks, 0.000% – 5.500% due 07/19/2013 – 05/18/2016, Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 07/09/2013 – 07/15/2032, Federal National Mortgage Associations, 0.000% – 5.000% due 08/20/2013 – 01/30/2019, and Tennessee Valley Authorities, 0.000% due 01/15/2014 – 11/01/2025, valued at $265,200,689); expected proceeds $260,002,383	0.110%	07/01/2013	07/01/2013	260,000,000	260,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,737,000,000

TREASURY REPURCHASE AGREEMENTS – 21.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by U.S. Treasury Strips, 0.875% – 2.875% due 12/31/2016 – 05/31/2018, valued at $76,544,949); expected proceeds $75,000,500	0.030%	07/05/2013	07/05/2013	75,000,000	75,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2013 – 02/15/2021, valued at $102,000,000); expected proceeds $100,004,722	0.050%	07/02/2013	07/02/2013	$100,000,000	$100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.000% due 03/06/2014, valued at $216,240,067); expected proceeds $212,001,943	0.110%	07/01/2013	07/01/2013	212,000,000	212,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.875% due 07/15/2013, valued at $58,140,087); expected proceeds $57,000,475	0.100%	07/01/2013	07/01/2013	57,000,000	57,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 1.125% – 5.125% due 05/15/2016 – 05/31/2019, valued at $155,041,645); expected proceeds $152,001,267	0.100%	07/01/2013	07/01/2013	152,000,000	152,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Bonds, 4.375% – 10.625% due 08/15/2015 – 02/15/2038, U.S. Treasury Notes, 0.125% – 3.125% due 08/31/2013 – 02/15/2022, and a U.S. Treasury Strip, 7.875% due 02/15/2021, valued at $76,500,048); expected proceeds $75,000,438	0.030%	07/02/2013	07/02/2013	75,000,000	75,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 0.250% – 2.250% due 01/31/2014 – 05/31/2014, valued at $28,562,668); expected proceeds $28,000,233	0.100%	07/01/2013	07/01/2013	28,000,000	28,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a U.S. Treasury Strip, 0.000% due 11/21/2013, valued at $51,000,018); expected proceeds $50,000,292	0.030%	07/02/2013	07/02/2013	50,000,000	50,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a U.S. Treasury Strip, 0.000% due 11/21/2013, valued at $61,200,081); expected proceeds $60,001,400	0.120%	07/02/2013	07/02/2013	$60,000,000	$60,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.125% due 04/30/2015, valued at $153,000,036); expected proceeds $150,001,750	0.060%	07/05/2013	07/05/2013	150,000,000	150,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 1.000% – 3.125% due 07/31/2015 – 02/15/2023, valued at $408,000,052); expected proceeds $400,001,000	0.030%	07/01/2013	07/01/2013	400,000,000	400,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.375% – 1.750% due 03/15/2015 – 05/15/2022, valued at $128,520,008); expected proceeds $126,001,260	0.120%	07/01/2013	07/01/2013	126,000,000	126,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 0.375% – 3.125% due 03/15/2015 – 05/15/2021, valued at $280,501,134); expected proceeds $275,002,292	0.100%	07/01/2013	07/01/2013	275,000,000	275,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 2.375% – 6.875% due 05/15/2014 – 08/15/2025, valued at $91,800,041); expected proceeds $90,000,750	0.100%	07/01/2013	07/01/2013	90,000,000	90,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.125% – 2.125% due 12/31/2014 – 06/30/2016, valued at $227,460,041); expected proceeds $223,001,858	0.100%	07/01/2013	07/01/2013	$223,000,000	$223,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,073,000,000

TOTAL INVESTMENTS(c) – 97.8%					9,359,994,077
Other Assets in Excess of Liabilities – 2.2%					209,143,630

NET ASSETS – 100.0%					$9,569,137,707

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2013.

(c)	Unless otherwise noted, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Treasury Debt	100.0%
Liabilities in Excess of Assets	(0.0)
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	0.0%
2-30 Days	50.3
31-60 Days	21.0
61-90 Days	17.1
Over 90 Days	11.6
Total	100.0%
Average days to maturity	46
Weighted average life	46

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.005%	07/05/2013	07/05/2013	$596,267,000	$596,258,980
U.S. Treasury Bill(a)	0.010%	07/05/2013	07/05/2013	71,256,000	71,255,921
U.S. Treasury Bill(a)	0.015%	07/05/2013	07/05/2013	360,562,000	360,561,399
U.S. Treasury Bill(a)	0.018%	07/05/2013	07/05/2013	250,000,000	249,999,514
U.S. Treasury Bill(a)	0.028%	07/05/2013	07/05/2013	29,759,000	29,758,909
U.S. Treasury Bill(a)	0.030%	07/05/2013	07/05/2013	80,000,000	79,999,733
U.S. Treasury Bill(a)	0.035%	07/05/2013	07/05/2013	175,000,000	174,999,319
U.S. Treasury Bill(a)	0.065%	07/05/2013	07/05/2013	200,000,000	199,998,556
U.S. Treasury Bill(a)	0.073%	07/05/2013	07/05/2013	500,000,000	499,995,972
U.S. Treasury Bill(a)	0.123%	07/05/2013	07/05/2013	21,406,000	21,405,709
U.S. Treasury Bill(a)	0.035%	07/11/2013	07/11/2013	78,999,000	78,997,057
U.S. Treasury Bill(a)	0.043%	07/11/2013	07/11/2013	600,000,000	599,992,917
U.S. Treasury Bill(a)	0.045%	07/11/2013	07/11/2013	83,000,000	82,998,963
U.S. Treasury Bill(a)	0.068%	07/11/2013	07/11/2013	400,000,000	399,992,500
U.S. Treasury Bill(a)	0.113%	07/11/2013	07/11/2013	138,000,000	137,995,688
U.S. Treasury Bill(a)	0.115%	07/11/2013	07/11/2013	74,000,000	73,997,636
U.S. Treasury Bill(a)	0.043%	07/18/2013	07/18/2013	750,000,000	749,984,948
U.S. Treasury Bill(a)	0.045%	07/18/2013	07/18/2013	200,000,000	199,995,750
U.S. Treasury Bill(a)	0.060%	07/18/2013	07/18/2013	400,000,000	399,988,667
U.S. Treasury Bill(a)	0.020%	07/25/2013	07/25/2013	200,000,000	199,997,333
U.S. Treasury Bill(a)	0.035%	07/25/2013	07/25/2013	500,000,000	499,988,333
U.S. Treasury Bill(a)	0.050%	07/25/2013	07/25/2013	500,000,000	499,983,333
U.S. Treasury Bill(a)	0.075%	07/25/2013	07/25/2013	200,000,000	199,990,000
U.S. Treasury Bill(a)	0.100%	07/25/2013	07/25/2013	200,000,000	199,986,667
U.S. Treasury Bill(a)	0.053%	08/01/2013	08/01/2013	250,000,000	249,988,698
U.S. Treasury Bill(a)	0.110%	08/01/2013	08/01/2013	100,000,000	99,990,528
U.S. Treasury Bill(a)	0.055%	08/08/2013	08/08/2013	500,000,000	499,970,972
U.S. Treasury Bill(a)	0.110%	08/08/2013	08/08/2013	100,000,000	99,988,389
U.S. Treasury Bill(a)	0.045%	08/15/2013	08/15/2013	199,000,000	198,988,806
U.S. Treasury Bill(a)	0.048%	08/15/2013	08/15/2013	301,000,000	300,982,128
U.S. Treasury Bill(a)	0.043%	08/22/2013	08/22/2013	800,000,000	799,950,889
U.S. Treasury Bill(a)	0.043%	08/29/2013	08/29/2013	50,000,000	49,996,517
U.S. Treasury Bill(a)	0.045%	08/29/2013	08/29/2013	450,000,000	449,966,812
U.S. Treasury Bill(a)	0.045%	09/05/2013	09/05/2013	179,000,000	178,985,232
U.S. Treasury Bill(a)	0.048%	09/05/2013	09/05/2013	321,000,000	320,972,046
U.S. Treasury Bill(a)	0.050%	09/12/2013	09/12/2013	535,000,000	534,945,757
U.S. Treasury Bill(a)	0.048%	09/19/2013	09/19/2013	600,000,000	599,936,667
U.S. Treasury Bill(a)	0.058%	09/26/2013	09/26/2013	284,000,000	283,960,536
U.S. Treasury Bill(a)	0.060%	09/26/2013	09/26/2013	319,000,000	318,953,745
U.S. Treasury Bill(a)	0.093%	10/03/2013	10/03/2013	250,000,000	249,939,618

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.108%	10/03/2013	10/03/2013	$100,000,000	$99,971,931
U.S. Treasury Bill(a)	0.100%	10/10/2013	10/10/2013	200,000,000	199,943,888
U.S. Treasury Bill(a)	0.088%	10/17/2013	10/17/2013	50,000,000	49,986,875
U.S. Treasury Bill(a)	0.090%	10/17/2013	10/17/2013	100,000,000	99,973,000
U.S. Treasury Bill(a)	0.085%	10/24/2013	10/24/2013	400,000,000	399,891,389
U.S. Treasury Bill(a)	0.085%	11/07/2013	11/07/2013	100,000,000	99,969,542
U.S. Treasury Bill(a)	0.080%	11/14/2013	11/14/2013	100,000,000	99,969,778
U.S. Treasury Bill(a)	0.085%	11/29/2013	11/29/2013	115,000,000	114,959,000
U.S. Treasury Bill(a)	0.080%	12/05/2013	12/05/2013	60,000,000	59,979,067
U.S. Treasury Bill(a)	0.080%	12/12/2013	12/12/2013	50,000,000	49,981,778

TOTAL TREASURY DEBT					13,120,267,392

TOTAL INVESTMENTS(b) – 100.0%					13,120,267,392
Liabilities in Excess of Assets – 0.0%					(701,721)

NET ASSETS – 100.0%					$13,119,565,671

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise noted, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Treasury Debt	43.4%
Treasury Repurchase Agreements	50.0
Other Assets in Excess of Liabilities	6.6
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	46.7%
2-30 Days	14.8
31-60 Days	3.0
61-90 Days	9.9
Over 90 Days	19.0
Total	93.4%
Average days to maturity	36
Weighted average life	36

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 43.4%
U.S. Treasury Bill(a)	0.123%	07/05/2013	07/05/2013	$44,000,000	$43,999,401
U.S. Treasury Bill(a)	0.125%	07/05/2013	07/05/2013	16,000,000	15,999,778
U.S. Treasury Bill(a)	0.113%	07/11/2013	07/11/2013	53,000,000	52,998,344
U.S. Treasury Bill(a)	0.115%	07/11/2013	07/11/2013	22,000,000	21,999,297
U.S. Treasury Bill(a)	0.108%	07/18/2013	07/18/2013	75,000,000	74,996,193
U.S. Treasury Bill(a)	0.045%	08/15/2013	08/15/2013	8,000,000	7,999,550
U.S. Treasury Bill(a)	0.048%	08/15/2013	08/15/2013	12,000,000	11,999,288
U.S. Treasury Bill(a)	0.043%	08/22/2013	08/22/2013	20,000,000	19,998,772
U.S. Treasury Bill(a)	0.045%	08/29/2013	08/29/2013	15,000,000	14,998,894
U.S. Treasury Bill(a)	0.045%	09/05/2013	09/05/2013	7,000,000	6,999,423
U.S. Treasury Bill(a)	0.048%	09/05/2013	09/05/2013	13,000,000	12,998,868
U.S. Treasury Bill(a)	0.128%	09/05/2013	09/05/2013	25,000,000	24,994,156
U.S. Treasury Bill(a)	0.050%	09/12/2013	09/12/2013	15,000,000	14,998,479
U.S. Treasury Bill(a)	0.115%	09/12/2013	09/12/2013	35,000,000	34,991,838
U.S. Treasury Bill(a)	0.048%	09/19/2013	09/19/2013	20,000,000	19,997,889
U.S. Treasury Bill(a)	0.110%	09/19/2013	09/19/2013	20,000,000	19,995,111
U.S. Treasury Bill(a)	0.058%	09/26/2013	09/26/2013	7,000,000	6,999,027
U.S. Treasury Bill(a)	0.060%	09/26/2013	09/26/2013	8,000,000	7,998,840
U.S. Treasury Bill(a)	0.110%	09/26/2013	09/26/2013	30,000,000	29,992,025
U.S. Treasury Bill(a)	0.108%	10/03/2013	10/03/2013	30,000,000	29,991,579
U.S. Treasury Bill(a)	0.100%	10/10/2013	10/10/2013	50,000,000	49,985,972
U.S. Treasury Bill(a)	0.090%	10/17/2013	10/17/2013	50,000,000	49,986,500
U.S. Treasury Bill(a)	0.085%	10/24/2013	10/24/2013	100,000,000	99,972,847
U.S. Treasury Bill(a)	0.085%	11/07/2013	11/07/2013	25,000,000	24,992,385
U.S. Treasury Bill(a)	0.080%	11/14/2013	11/14/2013	20,000,000	19,993,956
U.S. Treasury Bill(a)	0.085%	11/29/2013	11/29/2013	35,000,000	34,987,522
U.S. Treasury Bill(a)	0.080%	12/05/2013	12/05/2013	20,000,000	19,993,022
U.S. Treasury Bill(a)	0.080%	12/12/2013	12/12/2013	15,000,000	14,994,533

TOTAL TREASURY DEBT					789,853,489

					Market Value
TREASURY REPURCHASE AGREEMENTS – 50.0%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.000% – 0.375% due 06/30/2013 – 07/15/2015, valued at $204,001,702); expected proceeds $200,001,667	0.100%	07/01/2013	07/01/2013	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.250% due 03/31/2014, valued at $61,200,062); expected proceeds $60,000,500	0.100%	07/01/2013	07/01/2013	$60,000,000	$60,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2015 – 02/15/2023, valued at $51,000,001); expected proceeds $50,002,361	0.050%	07/02/2013	07/02/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 3.125% due 02/15/2042, valued at $25,500,070); expected proceeds $25,000,208	0.100%	07/01/2013	07/01/2013	25,000,000	25,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.625% due 05/31/2017, valued at $178,500,010); expected proceeds $175,001,458	0.100%	07/01/2013	07/01/2013	175,000,000	175,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 0.125% due 08/31/2013, valued at $51,004,862); expected proceeds $50,000,417	0.100%	07/01/2013	07/01/2013	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 2.250% due 05/31/2014, valued at $51,002,448); expected proceeds $50,000,417	0.100%	07/01/2013	07/01/2013	50,000,000	50,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 04/10/2013 (collateralized by a U.S. Treasury Strip, 0.125% due 12/31/2013, valued at $10,200,086); expected proceeds $10,002,867	0.120%	07/05/2013	07/05/2013	10,000,000	10,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.875% due 06/30/2015, valued at $66,300,085); expected proceeds $65,000,542	0.100%	07/01/2013	07/01/2013	$65,000,000	$65,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.000% due 05/15/2014, valued at $76,500,004); expected proceeds $75,000,750	0.120%	07/01/2013	07/01/2013	75,000,000	75,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 1.000% – 1.500% due 12/31/2013 – 09/30/2016, valued at $76,504,220); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	75,000,000	75,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 1.750% – 2.750% due 05/15/2023 – 08/15/2042, valued at $76,500,009); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					910,000,000

TOTAL INVESTMENTS(b) – 93.4%					1,699,853,489
Other Assets in Excess of Liabilities – 6.6%					119,250,918

NET ASSETS – 100.0%					$1,819,104,407

(a)	Rate represents annualized yield at date of purchase.

(b)

Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Master Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$24,985,245,409	$277,374,267	$9,356,184,077	$13,120,267,392	$789,853,489
Repurchase Agreements, at market value and cost (Note 2)	7,424,000,000	–	3,810,000	–	910,000,000

Total Investments	32,409,245,409	277,374,267	9,359,994,077	13,120,267,392	1,699,853,489
Cash	229,215	45,072	207,675,334	11,204	119,351,955
Interest receivable	6,287,902	24,027	1,985,392	–	12,233
Prepaid expenses and other assets	710	40	7,255	–	7,804

Total assets	32,415,763,236	277,443,406	9,569,662,058	13,120,278,596	1,819,225,481
Liabilities
Managment fee payable (Note 3)	1,354,247	12,592	374,831	506,408	65,233
Administration and custody fees payable (Note 3)	416,938	3,091	109,679	152,585	19,679
Professional fees payable	33,885	33,885	33,885	33,885	33,885
Trustee’s fees payable (Note 4)	14,992	3,393	5,956	6,084	2,264
Accrued expenses and other liabilities	19,860	4,196	–	13,963	13

Total liabilities	1,839,922	57,157	524,351	712,925	121,074

Net Assets	$32,413,923,314	$277,386,249	$9,569,137,707	$13,119,565,671	$1,819,104,407

See Notes to Financial Statements.

State Street Master Funds

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$38,172,697	$146,869	$5,219,914	$5,386,395	$900,678

Expenses
Management fees (Note 3)	7,934,181	84,785	2,196,831	3,058,797	448,156
Administration and custody fees (Note 3)	2,113,258	22,944	584,653	814,803	119,775
Trustees’ fees (Note 4)	103,176	24,980	45,357	54,809	27,713
Professional fees	24,492	24,492	24,492	24,492	24,492
Printing fees	5,272	1,602	1,602	1,602	1,602
Other expenses	61,988	14,687	39,409	44,917	33,764

Total expenses	10,242,367	173,490	2,892,344	3,999,420	655,502

Net Investment Income (Loss)	$27,930,330	$(26,621)	$2,327,570	$1,386,975	$245,176

Realized Gain (Loss)
Net realized gain (loss) on investments	$156,494	$–	$–	$33,545	$(1,608)

Net Increase in Net Assets Resulting from Operations	$28,086,824	$(26,621)	$2,327,570	$1,420,520	$243,568

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$27,930,330	$69,377,652	$(26,621)	$37,462
Net realized gain on investments	156,494	284,621	–	–

Net increase (decrease) in net assets from operations	28,086,824	69,662,273	(26,621)	37,462

Capital Transactions:
Contributions	31,407,750,798	57,809,882,476	593,310,136	1,285,510,268
Withdrawals	(26,530,676,207)	(53,150,969,195)	(824,417,806)	(1,108,221,643)

Net increase (decrease) in net assets from capital transactions	4,877,074,591	4,658,913,281	(231,107,670)	177,288,625

Net Increase (Decrease) in Net Assets	4,905,161,415	4,728,575,554	(231,134,291)	177,326,087
Net Assets
Beginning of period	27,508,761,899	22,780,186,345	508,520,540	331,194,453

End of period	$32,413,923,314	$27,508,761,899	$277,386,249	$508,520,540

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase in Net Assets From Operations:
Net investment income	$2,327,570	$5,264,759	$1,386,975	$1,984,834
Net realized gain on investments	–	3,792	33,545	5,499

Net increase in net assets from operations	2,327,570	5,268,551	1,420,520	1,990,333

Capital Transactions:
Contributions	14,260,513,970	19,871,458,260	11,489,690,407	20,270,759,634
Withdrawals	(13,314,890,137)	(17,034,984,457)	(11,083,604,892)	(19,655,053,849)

Net increase in net assets from capital transactions	945,623,833	2,836,473,803	406,085,515	615,705,785

Net Increase in Net Assets	947,951,403	2,841,742,354	407,506,035	617,696,118
Net Assets
Beginning of period	8,621,186,304	5,779,443,950	12,712,059,636	12,094,363,518

End of period	$9,569,137,707	$8,621,186,304	$13,119,565,671	$12,712,059,636

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$245,176	$981,432
Net realized gain (loss) on investments	(1,608)	187

Net increase in net assets from operations	243,568	981,619

Capital Transactions:
Contributions	3,488,405,635	6,591,317,676
Withdrawals	(3,968,085,596)	(5,654,916,322)

Net increase (decrease) in net assets from capital transactions	(479,679,961)	936,401,354

Net Increase (Decrease) in Net Assets	(479,436,393)	937,382,973
Net Assets
Beginning of period	2,298,540,800	1,361,157,827

End of period	$1,819,104,407	$2,298,540,800

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets					Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses		Net Investment Income
Money Market Portfolio
2013*	0.09%		0.06%**	0.06	%**	0.18	%**	$32,413,923
2012	0.26%		0.06%	0.06%		0.25%		$27,508,762
2011	0.20%		0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%		0.20%		$26,503,826
2009	0.52%		0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%		0.12%	0.10%		2.79%		$8,605,905
Tax Free Money Market Portfolio
2013*	0.01%		0.10%**	0.10	%**	(0.02	)%**	$277,386
2012	0.01%		0.11%	0.11%		0.01%		$508,521
2011	0.04%		0.11%	0.11%		0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%		0.11%		$405,328
2009	0.49%		0.14%	0.13	%(b)	0.48	%(b)	$376,182
2008	2.35%		0.14%	0.10%		2.32%		$388,447
U.S. Government Money Market Portfolio
2013*	0.03%		0.07%**	0.07	%**	0.05	%**	$9,569,138
2012	0.08%		0.07%	0.07%		0.08%		$8,621,186
2011	0.04%		0.07%	0.07%		0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%		0.08%		$4,910,900
2009	0.25%		0.12%	0.12%		0.23%		$3,431,153
2008	2.19%		0.13%	0.13%		1.97%		$2,959,036
Treasury Money Market Portfolio
2013*	0.01%		0.07%**	0.07	%**	0.02	%**	$13,119,566
2012	0.02%		0.07%	0.07%		0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%		(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%		0.01%		$3,656,739
2009	0.02%		0.12%	0.12%		0.02%		$2,277,931
2008	1.28%		0.13%	0.13%		0.93%		$2,120,695
Treasury Plus Money Market Portfolio
2013*	0.01%		0.07%**	0.07	%**	0.03	%**	$1,819,104
2012	0.06%		0.08%	0.08%		0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%		(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%		0.03%		$933,748
2009	0.04%		0.13%	0.13%		0.03%		$800,637
2008	1.57%		0.13%	0.13%		1.07%		$953,170

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

*	For the six months ended June 30, 2013 (Unaudited).

**	Annualized.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2013, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolios’ assets carried at fair value:

		Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$26,579,267	$–	$–	$–
Level 2 – Other Significant Observable Inputs	32,409,245,409	250,795,000	9,359,994,077	13,120,267,392	1,699,853,489
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$32,409,245,409	$277,374,267	$9,359,994,077	$13,120,267,392	$1,699,853,489

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

As of the six months ended June 30, 2013, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The Portfolios have reviewed the tax positions for open years as of December 31, 2012, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

At period end, Money Market Portfolio, U.S. Government Money Market Portfolio and Treasury Plus Money Market Portfolio had investments in repurchase agreements with gross values of $7,424,000, $3,810,000 and $910,000,000 respectively.

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

3.	Related Party Fees

Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Master Funds

General Information

June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVSAR

STATE STREET EQUITY 500 INDEX PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

1

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,138.40	$0.24

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2013 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

2

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Common Stocks	97.7%
Money Market Funds	2.3
U.S. Government Securities	0.1
Other Assets in Excess of Liabilities	(0.1)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2013
Financials	17.1%
Information Technology	15.8
Consumer Discretionary	12.7
Health Care	12.2
Energy	10.3
Total	68.1%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

3

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 97.7%
Consumer Discretionary – 12.7%
Abercrombie & Fitch Co. Class A	13,046	$590,331
Amazon.com, Inc.(a)	57,992	16,103,798
AutoNation, Inc.(a)	6,363	276,091
AutoZone, Inc.(a)	5,564	2,357,411
Bed Bath & Beyond, Inc.(a)	36,545	2,591,040
Best Buy Co., Inc.	42,119	1,151,112
BorgWarner, Inc.(a)	18,500	1,593,775
Cablevision Systems Corp.	35,600	598,792
CarMax, Inc.(a)	37,200	1,717,152
Carnival Corp.	70,650	2,422,588
CBS Corp. Class B	91,203	4,457,091
Chipotle Mexican Grill, Inc.(a)	5,100	1,858,185
Coach, Inc.	44,828	2,559,230
Comcast Corp. Class A	420,448	17,608,362
D.R. Horton, Inc.	46,076	980,497
Darden Restaurants, Inc.	20,588	1,039,282
Delphi Automotive PLC	45,500	2,306,395
DIRECTV(a)	91,377	5,630,651
Discovery Communications, Inc. Class A(a)	38,100	2,941,701
Dollar General Corp.(a)	48,200	2,430,726
Dollar Tree, Inc.(a)	36,600	1,860,744
eBay, Inc.(a)	186,803	9,661,451
Expedia, Inc.	14,357	863,574
Family Dollar Stores, Inc.	15,558	969,419
Ford Motor Co.	630,098	9,747,616
Fossil Group, Inc.(a)	8,800	909,128
GameStop Corp. Class A	19,500	819,585
Gannett Co., Inc.	39,574	967,980
Gap, Inc.	48,098	2,007,130
Garmin Ltd.	17,300	625,568
General Motors Co.(a)	121,100	4,033,841
Genuine Parts Co.	25,209	1,968,067
Goodyear Tire & Rubber Co.(a)	34,957	534,492
H&R Block, Inc.	41,215	1,143,716
Harley-Davidson, Inc.	35,801	1,962,611
Harman International Industries, Inc.	12,021	651,538
Hasbro, Inc.	17,825	799,095
Home Depot, Inc.	232,112	17,981,717
Host Hotels & Resorts, Inc.	118,721	2,002,823
International Game Technology	39,819	665,375
Interpublic Group of Cos., Inc.	71,894	1,046,058
JC Penney Co., Inc.(a)	21,810	372,515
Johnson Controls, Inc.	109,586	3,922,083
Kohl’s Corp.	34,533	1,744,262
L Brands, Inc.	38,167	1,879,725
Lennar Corp. Class A	25,931	934,553
Lowe’s Cos., Inc.	170,362	6,967,806
Macy’s, Inc.	61,423	2,948,304
Marriott International, Inc. Class A	39,050	1,576,448
Mattel, Inc.	53,776	2,436,591
McDonald’s Corp.	159,925	15,832,575
McGraw-Hill Cos., Inc.	45,766	2,434,293
NetFlix, Inc.(a)	8,900	1,878,701
Newell Rubbermaid, Inc.	47,893	1,257,191
News Corp. Class A	320,809	10,458,373
NIKE, Inc. Class B	113,504	7,227,935
	Shares	Market Value
Nordstrom, Inc.	23,633	$1,416,562
O’Reilly Automotive, Inc.(a)	17,700	1,993,374
Omnicom Group, Inc.	40,441	2,542,526
PetSmart, Inc.	17,300	1,158,927
Priceline.com, Inc.(a)	8,190	6,774,195
PulteGroup, Inc.(a)	54,705	1,037,754
PVH Corp.	12,400	1,550,620
Ralph Lauren Corp.	9,515	1,653,136
Ross Stores, Inc.	35,900	2,326,679
Scripps Networks Interactive, Inc. Class A	13,535	903,597
Snap-on, Inc.	9,212	823,369
Stanley Black & Decker, Inc.	24,707	1,909,851
Staples, Inc.	110,033	1,745,123
Starbucks Corp.	117,261	7,679,423
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,974,498
Target Corp.	101,816	7,011,050
Tiffany & Co.	19,880	1,448,059
Time Warner Cable, Inc.	46,071	5,182,066
Time Warner, Inc.	150,191	8,684,044
TJX Cos., Inc.	113,912	5,702,435
TripAdvisor, Inc.(a)	16,857	1,026,086
Urban Outfitters, Inc.(a)	18,300	736,026
V.F. Corp.	14,393	2,778,713
Viacom, Inc. Class B	72,422	4,928,317
Walt Disney Co.	287,545	18,158,467
Washington Post Co. Class B	660	319,288
Whirlpool Corp.	12,661	1,447,912
Wyndham Worldwide Corp.	22,699	1,299,064
Wynn Resorts, Ltd.	12,700	1,625,600
Yum! Brands, Inc.	70,392	4,880,981

		295,024,835

Consumer Staples – 10.1%
Altria Group, Inc.	321,299	11,242,252
Archer-Daniels-Midland Co.	102,424	3,473,198
Avon Products, Inc.	67,660	1,422,890
Beam, Inc.	25,045	1,580,590
Brown-Forman Corp. Class B	23,482	1,586,209
Campbell Soup Co.	28,865	1,292,863
Clorox Co.	20,543	1,707,945
Coca-Cola Co.	606,222	24,315,564
Coca-Cola Enterprises, Inc.	40,801	1,434,563
Colgate-Palmolive Co.	137,802	7,894,677
ConAgra Foods, Inc.	65,375	2,283,549
Constellation Brands, Inc. Class A(a)	23,026	1,200,115
Costco Wholesale Corp.	68,589	7,583,886
CVS Caremark Corp.	196,832	11,254,854
Dr Pepper Snapple Group, Inc.	31,100	1,428,423
Estee Lauder Cos., Inc. Class A	38,504	2,532,408
General Mills, Inc.	103,664	5,030,814
Hormel Foods Corp.	21,200	817,896
Kellogg Co.	39,035	2,507,218
Kimberly-Clark Corp.	61,800	6,003,252
Kraft Foods Group, Inc.	94,769	5,294,744
Kroger Co.	81,676	2,821,089
Lorillard, Inc.	61,383	2,681,209
McCormick & Co., Inc.	20,753	1,460,181

See Notes to Financial Statements.

4

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Molson Coors Brewing Co. Class B	25,162	$1,204,253
Mondelez International, Inc. Class A	285,809	8,154,131
Monster Beverage Corp.(a)	24,300	1,476,711
PepsiCo, Inc.	245,554	20,083,862
Philip Morris International, Inc.	260,599	22,573,085
Procter & Gamble Co.	434,819	33,476,715
Reynolds American, Inc.	52,074	2,518,819
Safeway, Inc.	37,164	879,300
Sysco Corp.	93,209	3,184,019
The Hershey Co.	23,482	2,096,473
The J.M. Smucker Co.	16,460	1,697,849
Tyson Foods, Inc. Class A	44,235	1,135,955
Wal-Mart Stores, Inc.	260,302	19,389,896
Walgreen Co.	137,218	6,065,036
Whole Foods Market, Inc.	55,066	2,834,798

		235,621,291

Energy – 10.3%
Anadarko Petroleum Corp.	79,126	6,799,297
Apache Corp.	62,125	5,207,939
Baker Hughes, Inc.	69,973	3,227,855
Cabot Oil & Gas Corp.	32,600	2,315,252
Cameron International Corp.(a)	38,500	2,354,660
Chesapeake Energy Corp.	83,182	1,695,249
Chevron Corp.(b)	309,146	36,584,338
ConocoPhillips	195,130	11,805,365
Consol Energy, Inc.	34,973	947,768
Denbury Resources, Inc.(a)	61,500	1,065,180
Devon Energy Corp.	60,151	3,120,634
Diamond Offshore Drilling, Inc.	11,500	791,085
Ensco PLC Class A	36,500	2,121,380
EOG Resources, Inc.	42,717	5,624,975
EQT Corp.	23,300	1,849,321
ExxonMobil Corp.(b)	706,547	63,836,521
FMC Technologies, Inc.(a)	38,600	2,149,248
Halliburton Co.	148,634	6,201,010
Helmerich & Payne, Inc.	16,300	1,017,935
Hess Corp.	47,801	3,178,289
Kinder Morgan, Inc.	101,326	3,865,587
Marathon Oil Corp.	111,777	3,865,249
Marathon Petroleum Corp.	51,688	3,672,949
Murphy Oil Corp.	27,441	1,670,883
Nabors Industries, Ltd.	48,204	738,003
National Oilwell Varco, Inc.	67,757	4,668,457
Newfield Exploration Co.(a)	20,600	492,134
Noble Corp.	39,400	1,480,652
Noble Energy, Inc.	55,820	3,351,433
Occidental Petroleum Corp.	127,044	11,336,136
Peabody Energy Corp.	44,124	645,975
Phillips 66	99,165	5,841,810
Pioneer Natural Resources Co.	21,100	3,054,225
QEP Resources, Inc.	27,068	751,949
Range Resources Corp.	25,500	1,971,660
Rowan Cos. PLC Class A(a)	19,620	668,453
Schlumberger, Ltd.	211,258	15,138,748
Southwestern Energy Co.(a)	54,600	1,994,538
	Shares	Market Value
Spectra Energy Corp.	104,398	$3,597,555
Tesoro Corp.	23,165	1,211,993
Valero Energy Corp.	87,909	3,056,596
Williams Cos., Inc.	105,468	3,424,546
WPX Energy, Inc.(a)	30,856	584,413

		238,977,245

Financials – 17.1%
ACE, Ltd.	54,100	4,840,868
AFLAC, Inc.	73,990	4,300,299
Allstate Corp.	76,406	3,676,657
American Express Co.	153,764	11,495,397
American International Group, Inc.(a)	234,433	10,479,155
American Tower Corp. REIT	62,800	4,595,076
Ameriprise Financial, Inc.	31,407	2,540,198
Aon PLC	48,347	3,111,129
Apartment Investment & Management Co. Class A	22,952	689,478
Assurant, Inc.	14,131	719,409
AvalonBay Communities, Inc.	19,298	2,603,493
Bank of America Corp.	1,712,071	22,017,233
BB&T Corp.	111,970	3,793,544
Berkshire Hathaway, Inc. Class B(a)	289,903	32,445,944
BlackRock, Inc.	19,634	5,042,993
Boston Properties, Inc.	23,867	2,517,253
Capital One Financial Corp.	92,963	5,839,006
CBRE Group, Inc.(a)	49,575	1,158,072
Charles Schwab Corp.	175,293	3,721,470
Chubb Corp.	40,575	3,434,674
Cincinnati Financial Corp.	23,114	1,060,933
Citigroup, Inc.	483,520	23,194,454
CME Group, Inc.	48,955	3,719,601
Comerica, Inc.	28,344	1,128,942
DDR Corp. REIT	1,532	25,508
Discover Financial Services	79,005	3,763,798
E*Trade Financial Corp.(a)	44,931	568,826
Equity Residential	51,157	2,970,175
Fifth Third Bancorp	135,116	2,438,844
Franklin Resources, Inc.	21,480	2,921,710
Genworth Financial, Inc. Class A(a)	72,151	823,243
Goldman Sachs Group, Inc.	68,534	10,365,768
Hartford Financial Services Group, Inc.	70,197	2,170,491
HCP, Inc.	70,500	3,203,520
Health Care REIT, Inc.	46,100	3,090,083
Hudson City Bancorp, Inc.	76,692	702,499
Huntington Bancshares, Inc.	141,956	1,118,613
IntercontinentalExchange, Inc.(a)	11,980	2,129,565
Invesco, Ltd.	72,200	2,295,960
J.P. Morgan Chase & Co.	600,615	31,706,466
KeyCorp	148,675	1,641,372
Kimco Realty Corp.	62,669	1,342,997
Legg Mason, Inc.	18,042	559,482
Leucadia National Corp.	46,736	1,225,418
Lincoln National Corp.	41,392	1,509,566
Loews Corp.	47,731	2,119,256
M&T Bank Corp.	18,737	2,093,860

See Notes to Financial Statements.

5

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
Marsh & McLennan Cos., Inc.	88,553	$3,535,036
Mastercard, Inc. Class A	16,900	9,709,050
MetLife, Inc.	174,396	7,980,361
Moody’s Corp.	30,266	1,844,107
Morgan Stanley	214,230	5,233,639
NASDAQ OMX Group, Inc.	18,400	603,336
Northern Trust Corp.	34,306	1,986,317
NYSE Euronext	40,200	1,664,280
Paychex, Inc.	50,738	1,852,952
People’s United Financial, Inc.	57,000	849,300
PNC Financial Services Group, Inc.	84,117	6,133,812
Principal Financial Group, Inc.	43,391	1,624,993
Progressive Corp.	84,501	2,148,015
ProLogis, Inc.	78,999	2,979,842
Prudential Financial, Inc.	74,339	5,428,977
Public Storage, Inc.	23,087	3,539,930
Regions Financial Corp.	218,789	2,085,059
Simon Property Group, Inc.	49,415	7,803,617
SLM Corp.	69,254	1,583,146
State Street Corp.(c)	72,725	4,742,397
SunTrust Banks, Inc.	86,518	2,731,373
T. Rowe Price Group, Inc.	40,075	2,931,486
The Bank of New York Mellon Corp.	181,685	5,096,264
The Macerich Co. REIT	21,800	1,329,146
Torchmark Corp.	14,931	972,605
Total System Services, Inc.	26,575	650,556
Travelers Cos., Inc.	59,004	4,715,600
U.S. Bancorp	299,052	10,810,730
Unum Group	40,929	1,202,085
Ventas, Inc.	45,400	3,153,484
Visa, Inc. Class A	80,500	14,711,375
Vornado Realty Trust	26,714	2,213,255
Wells Fargo & Co.	782,749	32,304,051
Western Union Co.	86,585	1,481,469
XL Group PLC	44,968	1,363,430
Zions Bancorp.	30,453	879,483

		398,786,856

Health Care – 12.2%
Abbott Laboratories	252,406	8,803,921
AbbVie, Inc.	252,906	10,455,134
Actavis, Inc.(a)	20,946	2,643,804
Aetna, Inc.	59,359	3,771,671
Alexion Pharmaceuticals, Inc.(a)	30,400	2,804,096
Allergan, Inc.	49,192	4,143,934
AmerisourceBergen Corp.	34,986	1,953,268
Amgen, Inc.	119,545	11,794,310
Baxter International, Inc.	85,361	5,912,956
Becton Dickinson and Co.	30,097	2,974,487
Biogen Idec, Inc.(a)	37,731	8,119,711
Boston Scientific Corp.(a)	219,034	2,030,445
Bristol-Myers Squibb Co.	262,516	11,731,840
C.R. Bard, Inc.	11,997	1,303,834
Cardinal Health, Inc.	53,957	2,546,770
CareFusion Corp.(a)	33,878	1,248,404
Celgene Corp.(a)	65,618	7,671,400
	Shares	Market Value
Cerner Corp.(a)	23,000	$2,210,070
CIGNA Corp.	45,996	3,334,250
Covidien PLC	73,700	4,631,308
DaVita, Inc.(a)	13,300	1,606,640
Dentsply International, Inc.	23,300	954,368
Edwards Lifesciences Corp.(a)	19,000	1,276,800
Eli Lilly & Co.	156,475	7,686,052
Express Scripts Holding Co.(a)	129,914	8,014,395
Forest Laboratories, Inc.(a)	37,402	1,533,482
Gilead Sciences, Inc.(a)	243,198	12,454,170
Hospira, Inc.(a)	25,303	969,358
Humana, Inc.	24,307	2,051,025
Intuitive Surgical, Inc.(a)	6,300	3,191,454
Johnson & Johnson	446,349	38,323,525
Laboratory Corp. of America Holdings(a)	15,422	1,543,742
Life Technologies Corp.(a)	27,887	2,063,917
McKesson Corp.	37,255	4,265,698
Mead Johnson Nutrition Co.	32,618	2,584,324
Medtronic, Inc.	159,778	8,223,774
Merck & Co., Inc.	478,170	22,210,997
Mylan, Inc.(a)	63,209	1,961,375
Patterson Cos., Inc.	12,894	484,814
Perrigo Co.	14,400	1,742,400
Pfizer, Inc.	1,073,781	30,076,606
Quest Diagnostics, Inc.	25,600	1,552,128
Regeneron Pharmaceuticals, Inc.(a)	12,100	2,721,048
St. Jude Medical, Inc.	45,126	2,059,099
Stryker Corp.	46,289	2,993,973
Tenet Healthcare Corp.(a)	15,542	716,486
UnitedHealth Group, Inc.	161,796	10,594,402
Varian Medical Systems, Inc.(a)	18,060	1,218,147
WellPoint, Inc.	47,738	3,906,878
Zimmer Holdings, Inc.	26,052	1,952,337
Zoetis, Inc.	67,048	2,071,113

		283,090,140

Industrials – 10.1%
3M Co.	101,772	11,128,768
ADT Corp.(a)	36,250	1,444,562
Amphenol Corp. Class A	26,100	2,034,234
Avery Dennison Corp.	15,388	657,991
Boeing Co.	108,988	11,164,731
Caterpillar, Inc.	103,679	8,552,481
CH Robinson Worldwide, Inc.	25,861	1,456,233
Cintas Corp.	17,588	800,957
CSX Corp.	162,814	3,775,657
Cummins, Inc.	28,358	3,075,709
Danaher Corp.	92,472	5,853,478
Deere & Co.	60,837	4,943,006
Dover Corp.	27,895	2,166,326
Eaton Corp. PLC	75,124	4,943,910
Emerson Electric Co.	112,948	6,160,184
Equifax, Inc.	19,983	1,177,598
Expeditors International Washington, Inc.	34,020	1,293,100
Fastenal Co.	42,500	1,948,625
FedEx Corp.	46,800	4,613,544
First Solar, Inc.(a)	8,070	360,971

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Industrials – (continued)
Flir Systems, Inc.	23,500	$633,795
Flowserve Corp.	21,900	1,182,819
Fluor Corp.	24,960	1,480,378
Fortune Brands Home & Security, Inc.	1,145	44,357
General Dynamics Corp.	53,161	4,164,101
General Electric Co.	1,643,133	38,104,254
Honeywell International, Inc.	125,781	9,979,465
Illinois Tool Works, Inc.	66,271	4,583,965
Ingersoll-Rand PLC	43,300	2,404,016
Iron Mountain, Inc.	24,010	638,906
Jacobs Engineering Group, Inc.(a)	20,400	1,124,652
Joy Global, Inc.	17,200	834,716
Kansas City Southern	17,500	1,854,300
L-3 Communications Holdings, Inc.	13,603	1,166,321
Leggett & Platt, Inc.	20,398	634,174
Lockheed Martin Corp.	41,752	4,528,422
Masco Corp.	57,123	1,113,327
Norfolk Southern Corp.	48,955	3,556,581
Northrop Grumman Corp.	36,711	3,039,671
PACCAR, Inc.	56,774	3,046,493
Pall Corp.	18,609	1,236,196
Parker Hannifin Corp.	23,903	2,280,346
Pentair, Ltd.	33,495	1,932,327
Pitney Bowes, Inc.	29,727	436,392
Precision Castparts Corp.	23,007	5,199,812
Quanta Services, Inc.(a)	35,000	926,100
Raytheon Co.	50,482	3,337,870
Republic Services, Inc.	45,503	1,544,372
Robert Half International, Inc.	23,540	782,234
Rockwell Automation, Inc.	22,505	1,871,066
Rockwell Collins, Inc.	22,531	1,428,691
Roper Industries, Inc.	16,100	1,999,942
Ryder System, Inc.	7,921	481,518
Southwest Airlines Co.	114,186	1,471,858
Stericycle, Inc.(a)	14,100	1,557,063
Textron, Inc.	44,839	1,168,056
Thermo Fisher Scientific, Inc.	55,724	4,715,922
Tyco International, Ltd.	72,500	2,388,875
Union Pacific Corp.	74,268	11,458,067
United Parcel Service, Inc. Class B	112,546	9,732,978
United Technologies Corp.	134,678	12,516,973
W.W. Grainger, Inc.	9,669	2,438,328
Waste Management, Inc.	68,239	2,752,079
Xylem, Inc.	28,692	772,962

		236,096,805

Information Technology – 15.8%
Accenture PLC Class A	103,300	7,433,468
Adobe Systems, Inc.(a)	77,957	3,551,721
Advanced Micro Devices, Inc.(a)	84,086	343,071
Agilent Technologies, Inc.	54,968	2,350,432
Akamai Technologies, Inc.(a)	27,324	1,162,636
Altera Corp.	50,554	1,667,776
Analog Devices, Inc.	47,269	2,129,941
AOL, Inc.(a)	1	36
Apple, Inc.	149,184	59,088,799
	Shares	Market Value
Applied Materials, Inc.	185,707	$2,768,891
Autodesk, Inc.(a)	36,476	1,237,995
Automatic Data Processing, Inc.	78,417	5,399,795
BMC Software, Inc.(a)	22,421	1,012,084
Broadcom Corp. Class A	82,359	2,780,440
CA, Inc.	50,699	1,451,512
Cisco Systems, Inc.	849,619	20,654,238
Citrix Systems, Inc.(a)	29,667	1,789,810
Cognizant Technology Solutions Corp. Class A(a)	47,784	2,991,756
Computer Sciences Corp.	23,144	1,013,013
Corning, Inc.	228,576	3,252,636
Dell, Inc.	226,950	3,029,782
Dun & Bradstreet Corp.	7,100	691,895
Electronic Arts, Inc.(a)	50,400	1,157,688
EMC Corp.	334,284	7,895,788
F5 Networks, Inc.(a)	12,200	839,360
Fidelity National Information Services, Inc.	46,777	2,003,927
Fiserv, Inc.(a)	21,052	1,840,155
Google, Inc. Class A(a)	42,690	37,582,995
Harris Corp.	18,600	916,050
Hewlett-Packard Co.	305,616	7,579,277
Intel Corp.	789,956	19,132,734
International Business Machines Corp.	166,742	31,866,064
Intuit, Inc.	43,863	2,676,959
Jabil Circuit, Inc.	27,551	561,489
Juniper Networks, Inc.(a)	84,393	1,629,629
KLA-Tencor Corp.	27,005	1,504,989
Lam Research Corp.(a)	25,858	1,146,544
Linear Technology Corp.	35,263	1,299,089
LSI Corp.(a)	89,162	636,617
Microchip Technology, Inc.	29,389	1,094,740
Micron Technology, Inc.(a)	160,962	2,306,585
Microsoft Corp.(b)	1,199,335	41,413,038
Molex, Inc.	23,205	680,835
Motorola Solutions, Inc.	42,752	2,468,073
NetApp, Inc.(a)	57,357	2,166,947
NVIDIA Corp.	99,956	1,402,383
Oracle Corp.	587,962	18,062,193
PerkinElmer, Inc.	19,218	624,585
QUALCOMM, Inc.	274,511	16,767,132
Red Hat, Inc.(a)	29,800	1,425,036
SAIC, Inc.	42,900	597,597
Salesforce.com, Inc.(a)	84,800	3,237,664
SanDisk Corp.(a)	38,367	2,344,224
Seagate Technology PLC	49,100	2,201,153
Symantec Corp.	109,963	2,470,869
TE Connectivity, Ltd.	67,300	3,064,842
Teradata Corp.(a)	25,320	1,271,824
Teradyne, Inc.(a)	28,149	494,578
Texas Instruments, Inc.	176,199	6,144,059
VeriSign, Inc.(a)	24,721	1,104,040
Waters Corp.(a)	13,765	1,377,188
Western Digital Corp.	36,200	2,247,658
Xerox Corp.	187,601	1,701,541
Xilinx, Inc.	42,502	1,683,504
Yahoo!, Inc.(a)	154,519	3,879,972

		368,303,341

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Materials – 3.4%
Air Products & Chemicals, Inc.	33,209	$3,040,948
Airgas, Inc.	11,600	1,107,336
Alcoa, Inc.	169,749	1,327,437
Allegheny Technologies, Inc.	17,228	453,269
Ball Corp.	25,024	1,039,497
Bemis Co., Inc.	17,462	683,463
CF Industries Holdings, Inc.	10,550	1,809,325
Cliffs Natural Resources, Inc.	22,200	360,750
Dow Chemical Co.	189,628	6,100,333
E.I. du Pont de Nemours & Co.	148,112	7,775,880
Eastman Chemical Co.	23,708	1,659,797
Ecolab, Inc.	42,166	3,592,122
FMC Corp.	21,400	1,306,684
Freeport-McMoRan Copper & Gold, Inc. Class B	165,004	4,555,761
International Flavors & Fragrances, Inc.	13,031	979,410
International Paper Co.	71,411	3,164,221
LyondellBasell Industries NV	59,400	3,935,844
MeadWestvaco Corp.	26,720	911,419
Monsanto Co.	86,055	8,502,234
Mosaic Co.	43,600	2,346,116
Newmont Mining Corp.	78,406	2,348,260
Nucor Corp.	49,654	2,151,011
Owens-Illinois, Inc.(a)	24,000	666,960
Plum Creek Timber Co., Inc.	25,311	1,181,264
PPG Industries, Inc.	22,771	3,333,902
Praxair, Inc.	46,511	5,356,207
Sealed Air Corp.	28,792	689,568
Sherwin-Williams Co.	13,696	2,418,714
Sigma-Aldrich Corp.	19,134	1,537,608
United States Steel Corp.	21,478	376,509
Vulcan Materials Co.	21,361	1,034,086
Weyerhaeuser Co.	87,474	2,492,134

		78,238,069

Telecommunication Services – 2.8%
AT&T, Inc.	854,950	30,265,230
CenturyLink, Inc.	99,565	3,519,623
Crown Castle International Corp.(a)	46,900	3,395,091
Frontier Communications Corp.	165,844	671,668
JDS Uniphase Corp.(a)	32,523	467,681
Sprint Nextel Corp.(a)	479,365	3,365,142
Verizon Communications, Inc.	454,666	22,887,887
Windstream Corp.	99,213	764,932

		65,337,254

Utilities – 3.2%
AES Corp.	103,195	1,237,308
AGL Resources, Inc.	18,100	775,766
Ameren Corp.	37,560	1,293,566
American Electric Power Co., Inc.	76,652	3,432,477
CenterPoint Energy, Inc.	66,311	1,557,645
CMS Energy Corp.	42,056	1,142,662
Consolidated Edison, Inc.	47,252	2,755,264
Dominion Resources, Inc.	90,862	5,162,779
	Shares	Market Value
DTE Energy Co.	27,484	$1,841,703
Duke Energy Corp.	112,183	7,572,353
Edison International	50,419	2,428,179
Entergy Corp.	27,698	1,929,997
Exelon Corp.	136,543	4,216,448
FirstEnergy Corp.	64,822	2,420,453
Integrys Energy Group, Inc.	11,616	679,884
NextEra Energy, Inc.	67,721	5,517,907
NiSource, Inc.	50,582	1,448,668
Northeast Utilities	50,060	2,103,521
NRG Energy, Inc.	49,000	1,308,300
Oneok, Inc.	32,200	1,330,182
Pepco Holdings, Inc.	41,200	830,592
PG&E Corp.	69,126	3,161,132
Pinnacle West Capital Corp.	17,860	990,694
PPL Corp.	92,275	2,792,242
Public Service Enterprise Group, Inc.	80,924	2,642,978
SCANA Corp.	21,000	1,031,100
Sempra Energy	35,286	2,884,983
Southern Co.	135,943	5,999,165
TECO Energy, Inc.	34,951	600,808
Wisconsin Energy Corp.	38,100	1,561,719
Xcel Energy, Inc.	75,951	2,152,451

		74,802,926

TOTAL COMMON STOCKS (Cost: $ 1,187,915,321)		2,274,278,762

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(b)(d)(e) 0% due 07/05/2013	$400,000	399,998
U.S. Treasury Bill(b)(d)(e) 0% due 08/08/2013	1,610,000	1,609,941
U.S. Treasury Bill(b)(d)(e) 0% due 09/12/2013	1,150,000	1,149,918

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $ 3,159,857)		3,159,857

	Shares
MONEY MARKET FUND – 2.3%
State Street Institutional Liquid Reserves Fund(c)(f)	52,484,387	52,484,387

TOTAL MONEY MARKET FUND (Cost: $ 52,484,387)		52,484,387

TOTAL INVESTMENTS(g) – 100.1% (Cost $1,243,559,565)		2,329,923,006
Liabilities in Excess of Assets – (0.1)%		(1,565,448)

NET ASSETS – 100.0%		$2,328,357,558

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

8

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

(e)	Value determined based on Level 2 inputs. (Note 2)

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

PLC Public	Limited Company

REIT Real	Estate Investment Trust

Schedule of Futures Contracts

	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2013	678	$55,153,271	$(937,001)

Total unrealized depreciation on open futures contracts purchased			$(937,001)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending June 30, 2013 were as follows:

Security Description	Number of shares held at 12/31/12	Shares purchased for the six months ended 06/30/13	Shares sold for the six months ended 06/30/13	Number of shares held at 06/30/13	Value at 06/30/13	Income earned for the six months ended 06/30/13	Realized gain on shares sold
State Street Corp.	72,725	–	–	72,725	$4,742,397	$37,817	$–
State Street Institutional Liquid Reserves Fund	25,053,183	163,572,583	136,141,379	52,484,387	52,484,387	26,120	–

See Notes to Financial Statements.

9

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

State Street Equity 500 Index Portfolio
Assets
Investments in unaffiliated issuers at market value (identified cost $1,188,685,404)	$2,272,696,222
Investments in non-controlled affiliates at market value (identified cost $54,874,161) (Note 4)	57,226,784

Total investments at market value (identified cost $1,243,559,565)	2,329,923,006
Receivable for investment securities sold	319,501
Daily variation margin on futures contracts	689,529
Dividends and interest receivable	2,828,988
Dividend recievable from non-controlled affiliates (Note 4)	18,909

Total assets	2,333,779,933
Liabilities
Daily variation margin on futures contracts	937,001
Payable for withdrawals from portfolio	4,436,729
Management fees payable (Note 3)	48,645

Total liabilities	5,422,375

Net Assets	$2,328,357,558

See Notes to Financial Statements.

10

State Street Equity 500 Index Portfolio

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

State Street Equity 500 Index Portfolio
Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $51,801)	$23,529,979
Dividend income – non-controlled affiliated issuer	63,937
Interest	937

Total investment income	23,594,853

Expenses
Management fees (Note 3)	503,913

Total expenses	503,913

Net Investment Income	$23,090,940

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments – unaffiliated issuers	$8,925,269
Futures contracts	6,612,377

15,537,646
Net change in net unrealized appreciation (depreciation) on:
Investments	246,037,907
Futures contracts	(1,006,170)

245,031,737

Net realized and unrealized gain	260,569,383

Net Increase in Net Assets Resulting from Operations	$283,660,323

See Notes to Financial Statements.

11

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$23,090,940	$44,258,364
Net realized gain on investments and futures contracts	15,537,646	59,782,429
Net change in net unrealized appreciation on investments and futures contracts	245,031,737	177,710,661

Net increase in net assets from operations	283,660,323	281,751,454

Capital Transactions
Contributions	115,590,455	262,981,954
Withdrawals	(126,134,606)	(315,020,063)

Net decrease in net assets from capital transactions	(10,544,151)	(52,038,109)

Net Increase in Net Assets	273,116,172	229,713,345
Net Assets
Beginning of period	2,055,241,386	1,825,528,041

End of period	$2,328,357,558	$2,055,241,386

See Notes to Financial Statements.

12

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/13 (Unaudited)		Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	2,328,358		2,055,241	1,825,528	2,098,137	1,893,386	1,522,208
Ratios to average net assets:
Operating expenses	0.045	%*	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.06	%*	2.26%	2.04%	1.99%	2.28%	2.30%
Portfolio turnover rate(a)	2%		9%	15%	12%	19%	14%
Total return(b)	13.84%		15.97%	2.03%	15.08%	26.50%	(37.02)%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

*	Annualized.

See Notes to Financial Statements.

13

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At June 30, 2013, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of nontransferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that defines fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the

14

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,274,278,762	$—	$—	$2,274,278,762
U.S. Government Securities	—	3,159,857	—	3,159,857
Money Market Fund	52,484,387	—	—	52,484,387

TOTAL INVESTMENTS	2,326,763,149	3,159,857	—	2,329,923,006
OTHER ASSETS:
Futures contracts	(937,001)	—	—	(937,001)

TOTAL ASSETS	$2,325,826,148	$3,159,857	$—	$2,328,986,005

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the six months ended June 30, 2013, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

15

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2012, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2013, the tax cost of investments was $1,243,559,565 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $ 1,110,681,006 and $ 24,317,565 respectively, resulting in net appreciation of $1,086,363,441 for all securities as computed on a federal income tax basis.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options

16

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2013:

Asset Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$(937,001)	$(937,001)

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2013, were as follows:

Realized Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$6,612,377	$6,612,377

Change in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,006,170	$1,006,170

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the six months ended June 30, 2013 was $44,035,248.

At June 30, 2013, the fund sold the following exchange traded futures contracts:

Financial Exchange Traded Futures Contracts

Issue	Exchange	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures	Chicago Mercantile Exchange	678	September 2013	$55,153,271	$(937,001)

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

17

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Fund’s financial statements as presented.

3.	Securities Transactions

For the six months ended June 30, 2013, purchases and sales of investment securities, excluding short-term investments, and futures contracts, aggregated to $40,249,683 and $45,700,068, respectively.

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2013 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

18

State Street Equity 500 Index Portfolio

General Information

June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

19

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITEQ5SAR

STATE STREET MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

State Street Money Market Portfolio (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the State Street Money Market Portfolio, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,000.90	$0.30

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of June 30, 2013 was 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

2

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Certificates of Deposit	47.4%
Financial Company Commercial Paper	18.2
Government Agency Repurchase Agreements	14.4
Treasury Repurchase Agreements	8.5
Other Notes	7.0
Asset Backed Commercial Paper	4.5
Other Assets in Excess of Liabilities	0.0
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	17.0%
2-30 Days	31.2
31-60 Days	9.6
61-90 Days	16.5
Over 90 Days	25.7
Total	100.0%
Average days to maturity	34
Weighted average life	66

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

3

State Street Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 4.5%
Aspen Funding Corp.(a)(b)	0.243%	07/23/2013	07/23/2013	$100,000,000	$99,985,333
Cancara Asset Securitisation LLC(b)(c)	0.203%	09/06/2013	09/06/2013	60,000,000	59,977,667
Gemini Securitization Corp. LLC(a)(b)	0.240%	07/16/2013	07/16/2013	125,000,000	124,987,500
Gemini Securitization Corp. LLC(a)(b)	0.243%	07/23/2013	07/23/2013	100,000,000	99,985,333
Kells Funding LLC(b)(c)	0.233%	07/02/2013	07/02/2013	59,000,000	58,999,623
Kells Funding LLC(b)(c)	0.233%	07/02/2013	07/02/2013	50,000,000	49,999,681
Kells Funding LLC(b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,992,667
Kells Funding LLC(b)(c)	0.233%	08/02/2013	08/02/2013	100,000,000	99,979,555
Kells Funding LLC(b)(c)	0.230%	09/19/2013	09/19/2013	100,000,000	99,948,889
Kells Funding LLC(b)(c)	0.223%	09/20/2013	09/20/2013	150,000,000	149,925,750
Kells Funding LLC(b)(c)	0.220%	09/23/2013	09/23/2013	60,000,000	59,969,200
Kells Funding LLC(b)(c)	0.223%	09/25/2013	09/25/2013	65,000,000	64,965,839
Kells Funding LLC(b)(c)	0.223%	10/16/2013	10/16/2013	100,000,000	99,934,611
Newport Funding Corp.(a)(b)	0.243%	07/23/2013	07/23/2013	75,000,000	74,989,000
Northern Pines Funding LLC(b)(c)	0.250%	07/16/2013	07/16/2013	125,000,000	124,986,979
Northern Pines Funding LLC(b)(c)	0.243%	09/10/2013	09/10/2013	100,000,000	99,952,667
Versailles Commercial Paper LLC(a)(b)	0.183%	07/19/2013	07/19/2013	31,000,000	30,997,210

TOTAL ASSET BACKED COMMERCIAL PAPER					1,449,577,504

FINANCIAL COMPANY COMMERCIAL PAPER – 18.2%
Australia & New Zealand and Banking Group(a)(b)	0.213%	07/01/2013	07/01/2013	180,000,000	180,000,000
BNP Paribas(b)	0.366%	07/11/2013	07/11/2013	197,000,000	196,980,300
Caisse des Depots et Consignations(b)(c)	0.238%	07/08/2013	07/08/2013	300,000,000	299,986,292
Caisse des Depots et Consignations(b)(c)	0.238%	07/12/2013	07/12/2013	125,000,000	124,991,024
Caisse des Depots et Consignations(b)(c)	0.237%	08/06/2013	08/06/2013	335,000,000	334,921,275
Caisse des Depots et Consignations(b)(c)	0.213%	08/23/2013	08/23/2013	280,000,000	279,913,433
Caisse des Depots et Consignations(b)(c)	0.220%	09/03/2013	09/03/2013	112,000,000	111,956,196
Caisse des Depots et Consignations(b)(c)	0.218%	09/11/2013	09/11/2013	255,000,000	254,890,350
Collateralized Commercial Paper Co. LLC(b)(c)	0.345%	07/08/2013	07/08/2013	50,000,000	49,996,694
Collateralized Commercial Paper Co. LLC(b)	0.305%	07/29/2013	07/29/2013	325,000,000	324,924,167
Collateralized Commercial Paper Co. LLC(b)	0.270%	11/14/2013	11/14/2013	241,000,000	240,754,180
Collateralized Commercial Paper Co. LLC(b)(c)	0.270%	11/14/2013	11/14/2013	99,000,000	98,899,020
Collateralized Commercial Paper Co. LLC(b)	0.274%	11/18/2013	11/18/2013	220,000,000	219,769,000
Commonwealth Bank of Australia(a)(b)	0.172%	08/29/2013	08/29/2013	47,000,000	46,986,905
DNB Bank ASA(a)(d)	0.339%	07/05/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp.(b)	0.203%	07/02/2013	07/02/2013	54,000,000	53,999,700

See Notes to Financial Statements.

4

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
General Electric Capital Corp.(b)	0.203%	07/03/2013	07/03/2013	$54,000,000	$53,999,400
General Electric Capital Corp.(b)	0.223%	07/30/2013	07/30/2013	45,000,000	44,992,025
General Electric Capital Corp.(b)	0.223%	07/31/2013	07/31/2013	183,000,000	182,966,450
HSBC Bank PLC(a)(d)	0.329%	07/09/2013	07/09/2013	95,000,000	95,000,000
HSBC Bank PLC(a)(d)	0.323%	08/05/2013	02/05/2014	63,000,000	62,996,579
HSBC Bank PLC(a)(d)	0.323%	08/07/2013	02/07/2014	42,000,000	41,999,491
National Australia Funding(a)(b)	0.172%	08/30/2013	08/30/2013	340,000,000	339,903,667
Nationwide Building Society(a)(b)	0.233%	07/05/2013	07/05/2013	80,000,000	79,997,956
Nordea Bank AB(b)	0.213%	08/01/2013	08/01/2013	140,000,000	139,974,683
Nordea Bank AB(b)	0.203%	09/20/2013	09/20/2013	224,000,000	223,899,200
Nordea Bank AB(a)(b)	0.199%	10/04/2013	10/04/2013	150,000,000	149,922,813
Nordea Bank AB(a)(b)	0.198%	10/07/2013	10/07/2013	295,000,000	294,843,404
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	08/23/2013	08/23/2013	269,000,000	268,900,993
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	08/27/2013	08/27/2013	201,000,000	200,920,438
Sumitomo Mitsui Banking Corp.(a)(b)	0.233%	09/03/2013	09/03/2013	100,000,000	99,959,111
Westpac Banking Corp.(a)(d)	0.330%	07/08/2013	01/06/2014	250,000,000	249,995,432
Westpac Banking Corp.(a)(d)	0.326%	07/22/2013	01/21/2014	130,000,000	130,000,000
Westpac Banking Corp.(a)(d)	0.325%	07/24/2013	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,904,240,178

CERTIFICATES OF DEPOSIT – 47.4%
Bank of Montreal(b)	0.180%	09/05/2013	09/05/2013	280,000,000	280,000,000
Bank of Montreal(d)	0.263%	07/18/2013	12/13/2013	325,000,000	325,000,000
Bank of Nova Scotia(d)	0.263%	07/08/2013	12/03/2013	335,000,000	335,000,000
Bank of Tokyo – Mitsubishi(b)	0.240%	07/03/2013	07/03/2013	600,000,000	600,000,000
Bank of Tokyo – Mitsubishi(b)	0.200%	09/04/2013	09/04/2013	300,000,000	300,000,000
Bank of Tokyo – Mitsubishi(b)	0.230%	10/15/2013	10/15/2013	500,000,000	500,000,000
Barclays Bank(d)	0.404%	07/03/2013	09/03/2013	200,000,000	200,000,000
Barclays Bank(d)	0.302%	07/15/2013	12/13/2013	500,000,000	500,000,000
BNP Paribas(b)	0.360%	07/11/2013	07/11/2013	197,000,000	197,000,000
Branch Banking & Trust(b)	0.190%	09/23/2013	09/23/2013	163,000,000	163,000,000
Branch Banking & Trust(b)	0.190%	09/24/2013	09/24/2013	230,000,000	230,000,000
Canadian Imperial Bank of Commerce(d)	0.294%	07/05/2013	12/03/2013	195,000,000	195,000,000
Credit Suisse(b)	0.250%	07/05/2013	07/05/2013	250,000,000	250,000,000
Credit Suisse(d)	0.244%	07/05/2013	08/05/2013	250,000,000	250,000,000
Credit Suisse(d)	0.253%	07/09/2013	09/09/2013	235,000,000	235,000,000
Deutsche Bank AG(b)	0.255%	09/27/2013	09/27/2013	175,000,000	175,000,000
Deutsche Bank AG(b)	0.280%	10/30/2013	10/30/2013	400,000,000	400,000,000
ING Bank NV(b)	0.290%	08/02/2013	08/02/2013	350,000,000	350,000,000
ING Bank NV(b)	0.290%	08/05/2013	08/05/2013	372,000,000	372,000,000
ING Bank NV(b)	0.270%	09/25/2013	09/25/2013	400,000,000	400,000,000

See Notes to Financial Statements.

5

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
ING Bank NV(b)	0.260%	10/15/2013	10/15/2013	$400,000,000	$400,000,000
Lloyds TSB Bank(b)	0.210%	07/05/2013	07/05/2013	600,000,000	600,000,000
National Australia Bank Ltd.	0.291%	09/30/2013	09/30/2013	300,000,000	300,000,000
National Australia Bank Ltd.(d)	0.295%	07/30/2013	09/30/2013	300,000,000	300,000,000
Nordea Bank AB(d)	0.278%	07/17/2013	01/17/2014	200,000,000	200,000,000
Norinchukin Bank(b)	0.160%	07/18/2013	07/18/2013	500,000,000	500,000,000
Norinchukin Bank(b)	0.160%	07/19/2013	07/19/2013	700,000,000	700,000,000
Norinchukin Bank(b)	0.160%	07/29/2013	07/29/2013	200,000,000	200,000,000
Rabobank Nederland NV	0.346%	07/25/2013	07/25/2013	65,000,000	65,000,000
Rabobank Nederland NV	0.356%	07/25/2013	07/25/2013	165,000,000	165,000,000
Rabobank Nederland NV(d)	0.309%	07/09/2013	10/09/2013	200,000,000	200,000,000
Rabobank Nederland NV(d)	0.360%	07/08/2013	01/06/2014	300,000,000	299,995,235
Rabobank Nederland NV(d)	0.334%	09/06/2013	03/06/2014	380,000,000	380,000,000
Royal Bank of Canada	0.325%	08/12/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada	0.323%	08/27/2013	08/27/2013	67,500,000	67,500,000
Royal Bank of Canada(d)	0.313%	07/09/2013	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada(d)	0.313%	07/16/2013	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(d)	0.319%	07/05/2013	12/27/2013	385,000,000	385,000,000
Sumitomo Mitsui Banking Corp.(b)	0.230%	09/05/2013	09/05/2013	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.(b)	0.230%	09/06/2013	09/06/2013	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(b)	0.240%	09/13/2013	09/13/2013	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	09/23/2013	09/23/2013	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.255%	07/08/2013	07/08/2013	161,000,000	161,000,157
Svenska Handelsbanken AB(b)	0.255%	07/15/2013	07/15/2013	154,000,000	154,000,097
Svenska Handelsbanken AB(b)	0.225%	08/01/2013	08/01/2013	345,000,000	345,001,484
Svenska Handelsbanken AB(b)	0.220%	08/02/2013	08/02/2013	100,000,000	100,000,000
Swedbank AB(d)	0.364%	07/05/2013	11/05/2013	278,000,000	278,000,000
Toronto Dominion Bank(b)	0.180%	07/22/2013	07/22/2013	450,000,000	450,000,000
Toronto Dominion Bank(b)	0.170%	09/17/2013	09/17/2013	500,000,000	500,000,000
UBS AG(b)	0.260%	07/09/2013	07/09/2013	300,000,000	300,000,000
UBS AG(d)	0.275%	07/31/2013	10/28/2013	270,000,000	270,000,000
Westpac Banking Corp.(d)	0.328%	07/17/2013	01/17/2014	155,000,000	154,995,754

TOTAL CERTIFICATES OF DEPOSIT					15,347,892,727

OTHER NOTES – 7.0%
Bank of America NA(b)	0.280%	07/01/2013	07/01/2013	315,000,000	315,000,000
Bank of America NA(b)	0.270%	07/11/2013	07/11/2013	300,000,000	300,000,000
Barclays Bank PLC/Cayman(b)	0.030%	07/01/2013	07/01/2013	200,000,000	200,000,000
JPMorgan Chase Bank NA(d)	0.355%	09/09/2013	07/07/2014	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.356%	07/22/2013	07/22/2014	175,000,000	175,000,000
Natixis(b)	0.050%	07/01/2013	07/01/2013	146,723,000	146,723,000

See Notes to Financial Statements.

6

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES – (continued)
Societe Generale(b)	0.080%	07/01/2013	07/01/2013	$433,952,000	$433,952,000
Svenska Handelsbanken AB(c)(d)	0.284%	07/29/2013	12/27/2013	180,000,000	180,000,000
Toyota Motor Credit Corp.	0.324%	09/09/2013	09/09/2013	45,860,000	45,860,000
Wells Fargo Bank NA(d)	0.332%	07/22/2013	06/20/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,283,535,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 14.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by a Federal Farm Credit Bank, 0.500% due 06/23/2015, Federal Home Loan Banks, 1.000% – 4.750% due 10/28/2013 – 06/09/2017, Federal Home Loan Mortgage Corporations, 1.000% – 3.000% due 10/13/2015 – 05/23/2028, and Federal National Mortgage Associations, 0.500% – 4.625% due 10/15/2014 – 09/27/2032, valued at $102,000,154); expected proceeds $100,000,389	0.020%	07/03/2013	07/03/2013	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 11/01/2017 – 09/01/2042, Federal National Mortgage Associations, 2.000% – 6.000% due 02/01/2019 – 05/01/2043, and Government National Mortgage Associations, 3.000% – 5.000% due 05/15/2035 – 05/15/2043, valued at $306,000,001); expected proceeds $300,019,833	0.070%	07/02/2013	07/02/2013	300,000,000	300,000,000

See Notes to Financial Statements.

7

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.693% – 4.500% due 03/01/2026 – 10/15/2042, Federal National Mortgage Associations, 3.000% – 4.000% due 06/25/2038 – 05/01/2040, and Government National Mortgage Associations, 2.000% – 5.500% due 09/15/2024 – 06/15/2043, valued at $380,460,000); expected proceeds $373,004,973	0.060%	07/05/2013	07/05/2013	$373,000,000	$373,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 04/15/2033 – 06/15/2043, Federal National Mortgage Associations, 1.500% – 4.000% due 12/25/2030 – 07/25/2043, and Government National Mortgage Associations, 2.500% – 4.500% due 02/15/2039 – 05/20/2043, valued at $311,100,000); expected proceeds $305,003,558	0.140%	07/01/2013	07/01/2013	305,000,000	305,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 09/01/2042, and Federal National Mortgage Associations, 2.500% due 08/01/2027 – 12/01/2027, valued at $490,620,000); expected proceeds $481,005,612	0.140%	07/01/2013	07/01/2013	481,000,000	481,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 10/01/2041, and Federal National Mortgage Associations, 5.000% due 04/01/2038 – 07/01/2040, valued at $420,240,000); expected proceeds $412,003,777	0.110%	07/01/2013	07/01/2013	412,000,000	412,000,000

See Notes to Financial Statements.

8

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 04/01/2026 – 07/01/2043, and Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2027 – 02/01/2049, valued at $545,700,000); expected proceeds $535,007,282	0.070%	07/01/2013	07/01/2013	$535,000,000	$535,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.500% due 07/01/2022 – 06/01/2043, and Federal National Mortgage Associations, 2.500% – 8.000% due 12/01/2026 – 06/01/2043, valued at $255,000,001); expected proceeds $250,003,403	0.070%	07/02/2013	07/02/2013	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2022 – 07/01/2043, and Federal National Mortgage Associations, 2.500% – 6.500% due 06/01/2022 – 01/01/2048, valued at $229,500,000); expected proceeds $225,003,063	0.070%	07/03/2013	07/03/2013	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% – 6.500% due 06/01/2026 – 06/01/2043, and Federal National Mortgage Associations, 2.500% – 6.000% due 03/01/2021 – 07/01/2043, valued at $408,000,000); expected proceeds $400,004,667	0.060%	07/05/2013	07/05/2013	400,000,000	400,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 7.500% due 03/01/2015 – 06/01/2043, valued at $34,683,647); expected proceeds $34,000,425	0.150%	07/01/2013	07/01/2013	34,000,000	34,000,000

See Notes to Financial Statements.

9

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2020 – 06/01/2043, valued at $382,500,001); expected proceeds $375,004,688	0.150%	07/01/2013	07/01/2013	$375,000,000	$375,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% due 03/01/2028, Federal National Mortgage Associations, 2.500% – 4.500% due 07/01/2027 – 05/01/2043, and a Government National Mortgage Association, 2.000% due 02/20/2040, valued at $153,239,765); expected proceeds $150,001,458	0.050%	07/02/2013	07/02/2013	150,000,000	150,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by a Federal Home Loan Bank, 0.000% due 05/15/2023, Federal Home Loan Mortgage Corporations, 2.000% – 9.300% due 04/15/2020 – 04/15/2043, Federal National Mortgage Associations, 2.000% – 10.090% due 06/25/2018 – 06/01/2043, and Government National Mortgage Associations, 2.000% – 6.500% due 09/16/2026 – 10/16/2042, valued at $291,923,710); expected proceeds $285,002,375	0.050%	07/03/2013	07/03/2013	285,000,000	285,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.600% due 11/15/2020 – 04/01/2043, and Federal National Mortgage Associations, 2.500% – 5.000% due 09/01/2018 – 04/01/2043, valued at $56,408,925); expected proceeds $55,000,642	0.140%	07/01/2013	07/01/2013	55,000,000	55,000,000

See Notes to Financial Statements.

10

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 1.125% due 02/27/2014, Federal Home Loan Mortgage Corporations, 0.000% – 5.500% due 07/09/2013 – 04/01/2043, and Federal National Mortgage Associations, 1.250% – 4.625% due 10/15/2014 – 02/01/2042, valued at $382,500,001); expected proceeds $375,003,438	0.110%	07/01/2013	07/01/2013	$375,000,000	$375,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,655,000,000

TREASURY REPURCHASE AGREEMENTS – 8.5%
Agreement with Barclays Capital, Inc., dated 06/28/2013 (collateralized by a U.S. Treasury Note, 0.625% due 11/30/2017, valued at $1,275,115,120); expected proceeds $1,250,010,417	0.100%	07/01/2013	07/01/2013	1,250,000,000	1,250,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Notes, 3.250% – 5.125% due 05/15/2016 – 06/30/2016, valued at $153,003,139); expected proceeds $150,000,875	0.030%	07/02/2013	07/02/2013	150,000,000	150,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.625% due 08/15/2022, valued at $76,500,000); expected proceeds $75,001,563	0.250%	07/01/2013	07/01/2013	75,000,000	75,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2018 – 02/15/2019, valued at $127,501,026); expected proceeds $125,000,729	0.030%	07/02/2013	07/02/2013	125,000,000	125,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2013 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2013 – 05/15/2023, valued at $204,004,342); expected proceeds $200,000,778	0.020%	07/03/2013	07/03/2013	200,000,000	200,000,000

See Notes to Financial Statements.

11

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Cash, a U.S. Treasury Bond, 4.250% due 11/15/2040, a U.S. Treasury Bill, 0.000% due 08/01/2013, and a U.S. Treasury Note, 3.625% due 08/15/2019, valued at $25,035,126); expected proceeds $25,000,313	0.150%	07/01/2013	07/01/2013	$25,000,000	$25,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% – 1.250% due 08/31/2015 – 11/15/2021, valued at $229,500,042); expected proceeds $225,001,313	0.030%	07/02/2013	07/02/2013	225,000,000	225,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.000% – 2.250% due 11/30/2017 – 11/15/2021, valued at $210,120,015); expected proceeds $206,004,807	0.120%	07/05/2013	07/05/2013	206,000,000	206,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.750% – 3.250% due 07/31/2016 – 03/31/2018, valued at $102,000,070); expected proceeds $100,000,250	0.030%	07/01/2013	07/01/2013	100,000,000	100,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 2.250% – 5.375% due 12/31/2014 – 02/15/2031, valued at $204,000,111); expected proceeds $200,002,333	0.060%	07/05/2013	07/05/2013	200,000,000	200,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 1.500% due 12/31/2013, valued at $140,763,353); expected proceeds $138,001,150	0.100%	07/01/2013	07/01/2013	138,000,000	138,000,000

See Notes to Financial Statements.

12

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.750%, due 05/15/2023, valued at $76,500,052); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	$75,000,000	$75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,769,000,000

TOTAL INVESTMENTS(e) – 100.0%					32,409,245,409
Other Assets in Excess of Liabilities – 0.0%					4,677,905

NET ASSETS – 100.0%					$32,413,923,314

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,097,371,165 or 9.56% of net assets as of June 30, 2013.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,754,187,412 or 8.50 % of net assets as of June 30, 2013.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2013.

(e)

Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

13

State Street Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments at market value and amortized cost (Note 2)	$24,985,245,409
Repurchase Agreements, at market value and cost (Note 2)	7,424,000,000

Total investments	32,409,245,409
Cash	229,215
Interest receivable	6,287,902
Prepaid expenses and other assets	710

Total assets	32,415,763,236
Liabilities
Managment fee payable (Note 3)	1,354,247
Administration and custody fees payable (Note 3)	416,938
Professional fees payable	33,885
Trustee’s fees payable (Note 4)	14,992
Accrued expenses and other liabilities	19,860

Total liabilities	1,839,922

Net Assets	$32,413,923,314

See Notes to Financial Statements.

14

State Street Money Market Portfolio

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Investment Income
Interest	$38,172,697

Expenses
Management fees (Note 3)	7,934,181
Administration and custody fees (Note 3)	2,113,258
Trustees’ fees (Note 4)	103,176
Professional fees	24,492
Printing fees	5,272
Other expenses	61,988

Total expenses	10,242,367

Net Investment Income	$27,930,330

Realized Gain
Net realized gain on investments	$156,494

Net Increase in Net Assets Resulting from Operations	$28,086,824

See Notes to Financial Statements.

15

State Street Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$27,930,330	$69,377,652
Net realized gain on investments	156,494	284,621

Net increase in net assets from operations	28,086,824	69,662,273

Capital Transactions:
Contributions	31,407,750,798	57,809,882,476
Withdrawals	(26,530,676,207)	(53,150,969,195)

Net increase in net assets from capital transactions	4,877,074,591	4,658,913,281

Net Increase in Net Assets	4,905,161,415	4,728,575,554
Net Assets
Beginning of period	27,508,761,899	22,780,186,345

End of period	$32,413,923,314	$27,508,761,899

See Notes to Financial Statements.

16

State Street Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets					Net Assets End of Period (000s omitted)
Period Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses		Net Investment Income
Money Market Portfolio
2013*	0.09%	0.06%**	0.06	%**	0.18	%**	$32,413,923
2012	0.26%	0.06%	0.06%		0.25%		$27,508,762
2011	0.20%	0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%	0.12%	0.12%		0.20%		$26,503,826
2009	0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%	0.12%	0.10%		2.79%		$8,605,905

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

*	For the six months ended June 30, 2013 (Unaudited).

**	Annualized.

See Notes to Financial Statements.

17

State Street Money Market Portfolio

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2013, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, (the “Portfolio”). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

18

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	$32,409,245,409
Level 3 – Significant Unobservable Inputs	–
Total Investments	$32,409,245,409

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the six months ended June 30, 2013, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on their net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2012, and determined it does not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is generally within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting

19

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

At period end, the Portfolio had investments in repurchase agreements with gross values of $7,424,000,000.

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to the Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

20

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

21

State Street Money Market Portfolio

General Information

June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

22

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

Ellen Needham

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

Item 2.  Code of Ethics.

Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no material change to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominating Committee. The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by the shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.

Item 11.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 6, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	September 6, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	September 6, 2013